FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA U
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA U
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA U
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA U (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Balanced Hedged Allocation Class B Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA Aegon U.S. Government Securities Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA BlackRock Government Money Market Service Class (1)
ProFund Access VP High Yield (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
ProFund VP Asia 30 (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
ProFund VP Bull (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Communication Services (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
ProFund VP Consumer Discretionary (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
ProFund VP Emerging Markets (1)	TA BlackRock iShares Edge 40 Service Class (1)
ProFund VP Energy (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
ProFund VP Europe 30 (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
ProFund VP Falling U.S. Dollar (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
ProFund VP Financials (1)	TA BlackRock Real Estate Securities Service Class (1)
ProFund VP Government Money Market (1)	TA BlackRock Tactical Allocation Service Class (1)
ProFund VP International (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
ProFund VP Japan (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
ProFund VP Materials (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
ProFund VP Mid-Cap (1)	TA International Focus Service Class (1)
ProFund VP NASDAQ-100 (1)	TA Janus Balanced Service Class (1)
ProFund VP Pharmaceuticals (1)	TA Janus Mid-Cap Growth Service Class (1)
ProFund VP Precious Metals (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
ProFund VP Short Emerging Markets (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
ProFund VP Short International (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Short NASDAQ-100 (1)	TA JPMorgan Diversified Equity Allocation Service Class (1)
ProFund VP Short Small-Cap (1)	TA JPMorgan Enhanced Index Service Class (1)
ProFund VP Small-Cap (1)	TA JPMorgan International Moderate Growth Service Class (1)
ProFund VP Small-Cap Value (1)	TA JPMorgan Tactical Allocation Service Class (1)
ProFund VP U.S. Government Plus (1)	TA Market Participation Strategy Service Class (1)
ProFund VP UltraSmall-Cap (1)	TA Multi-Managed Balanced Service Class (1)
ProFund VP Utilities (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon Bond Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon Core Bond Service Class (1)	TA WMC US Growth Service Class (1)
TA Aegon High Yield Bond Service Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA U
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	79,444.613	$770,676	$780,941	$(2)	$780,939	275,163	$2.491629	$14.316435
Fidelity® VIP Index 500 Service Class 2	20,504.363	6,154,822	13,332,142	82	13,332,224	2,068,966	5.387340	27.206423
Franklin Allocation Class 4 Shares	107,949.822	532,070	623,950	(25)	623,925	207,582	2.603450	13.841168
ProFund Access VP High Yield	4,593.623	120,221	118,745	2	118,747	58,344	1.765790	10.729368
ProFund VP Asia 30	8,284.566	344,062	385,315	11	385,326	338,106	0.984116	12.913552
ProFund VP Bull	4,807.006	255,087	307,841	1	307,842	86,884	3.034990	23.505418
ProFund VP Communication Services	286.001	9,910	17,495	-	17,495	8,972	1.693555	15.284218
ProFund VP Consumer Discretionary	4,528.903	318,185	327,032	10	327,042	76,598	3.737550	19.689451
ProFund VP Emerging Markets	13,006.149	393,713	525,318	(23)	525,295	443,830	1.018187	16.144736
ProFund VP Energy	6,405.468	228,396	235,401	(2)	235,399	202,415	1.004176	11.289689
ProFund VP Europe 30	5,286.847	157,798	165,637	(6)	165,631	116,633	1.210568	15.817963
ProFund VP Falling U.S. Dollar	14,443.432	218,838	218,385	4	218,389	407,337	0.455885	7.609095
ProFund VP Financials	3,080.142	144,364	181,790	(9)	181,781	94,927	1.667823	19.407436
ProFund VP Government Money Market	1,718,344.404	1,718,344	1,718,344	(168)	1,718,176	1,864,029	0.796405	9.193541
ProFund VP International	20,483.646	412,199	510,657	15	510,672	469,257	0.931540	13.702905
ProFund VP Japan	3,109.987	217,357	217,823	-	217,823	102,596	1.805201	22.750298
ProFund VP Materials	2,518.320	185,029	197,109	(19)	197,090	103,839	1.638061	14.825092
ProFund VP Mid-Cap	3,117.044	54,604	56,606	(7)	56,599	22,481	2.211209	14.620914
ProFund VP NASDAQ-100	16,523.946	928,858	1,148,579	(22)	1,148,557	136,627	7.316474	36.924569
ProFund VP Pharmaceuticals	6,895.714	257,454	281,828	1	281,829	106,037	2.311478	13.795106
ProFund VP Precious Metals	6,772.109	229,736	434,702	(34)	434,668	303,437	1.232792	27.855481
ProFund VP Short Emerging Markets	361.490	11,545	5,307	(1)	5,306	54,164	0.086175	2.623618
ProFund VP Short International	292.799	9,451	5,692	(4)	5,688	33,741	0.133530	3.671872
ProFund VP Short NASDAQ-100	1,127.666	9,210	8,503	4	8,507	360,090	0.021344	1.171963
ProFund VP Short Small-Cap	267.811	8,951	4,545	(4)	4,541	69,435	0.057174	2.988119
ProFund VP Small-Cap	3,158.961	125,682	128,317	3	128,320	58,528	1.862320	13.647339
ProFund VP Small-Cap Value	3,992.403	174,802	179,139	(15)	179,124	76,849	2.005504	12.861784
ProFund VP U.S. Government Plus	2,218.800	38,655	23,364	(4)	23,360	23,471	0.835354	5.633036
ProFund VP UltraSmall-Cap	4,594.394	85,945	77,829	(4)	77,825	37,628	1.775900	12.769494
ProFund VP Utilities	2,812.727	114,530	141,143	(17)	141,126	57,095	2.133198	15.885334
TA Aegon Bond Service Class	370,100.781	3,734,821	3,478,947	35	3,478,982	2,359,649	1.242024	9.365514
TA Aegon Core Bond Service Class	205,267.221	2,698,329	2,459,101	4	2,459,105	1,676,648	1.263007	9.414054
TA Aegon High Yield Bond Service Class	84,169.902	605,389	608,548	(45)	608,503	246,404	2.115735	11.984949
TA Aegon Sustainable Equity Income Service Class	228,597.831	4,274,477	5,193,743	37	5,193,780	1,637,730	2.463215	13.606612
TA Aegon U.S. Government Securities Service Class	371,284.148	3,603,923	3,478,932	68	3,479,000	2,829,159	1.039322	8.778415
TA BlackRock Government Money Market Service Class	2,606,899.494	2,606,898	2,606,899	(105)	2,606,794	2,568,702	0.860281	9.507902
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	38,449.512	377,678	379,881	18	379,899	260,245	1.298517	11.652725
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	40,200.134	429,501	453,860	(38)	453,822	305,844	1.337661	12.239644
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	30,166.113	317,053	373,758	(3)	373,755	226,143	1.481431	12.571199
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA U
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	17,338.410	$200,026	$207,888	$1	$207,889	141,996	$1.334445	$12.079206
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	5,537.070	68,976	77,353	(1)	77,352	45,209	1.554392	13.548532
TA BlackRock iShares Edge 40 Service Class	34,795.115	322,571	318,375	5	318,380	171,020	1.584772	12.290329
TA BlackRock iShares Tactical - Balanced Service Class	36,266.250	382,104	397,478	13	397,491	263,574	1.335484	12.564326
TA BlackRock iShares Tactical - Conservative Service Class	25,778.796	280,248	268,357	9	268,366	200,823	1.187488	11.698932
TA BlackRock iShares Tactical - Growth Service Class	28,840.643	308,411	334,551	(6)	334,545	200,113	1.493836	14.691855
TA BlackRock Real Estate Securities Service Class	171,381.229	1,932,641	1,917,756	(29)	1,917,727	762,161	1.762401	11.011245
TA BlackRock Tactical Allocation Service Class	58,060.281	853,993	946,383	41	946,424	550,286	1.573460	14.650919
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	25,694.469	308,965	318,868	22	318,890	175,547	1.598383	13.279959
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,928.471	46,026	46,788	(8)	46,780	27,882	1.480490	11.802904
TA Goldman Sachs Managed Risk - Growth ETF Service Class	88,621.724	910,304	1,042,191	(16)	1,042,175	474,634	1.913295	15.773812
TA International Focus Service Class	138,860.135	1,144,766	1,030,342	17	1,030,359	692,715	1.294226	13.184612
TA Janus Balanced Service Class	92,281.289	1,469,908	1,581,701	9	1,581,710	621,378	2.268553	18.522721
TA Janus Mid-Cap Growth Service Class	124,389.267	3,896,765	3,487,875	128	3,488,003	735,708	3.998583	22.594562
TA JPMorgan Asset Allocation - Conservative Service Class	1,340,892.195	12,418,668	12,537,342	(101)	12,537,241	6,518,778	1.635561	12.004989
TA JPMorgan Asset Allocation - Moderate Service Class	3,009,665.231	33,083,414	34,791,730	25	34,791,755	14,805,739	2.002545	13.564037
TA JPMorgan Asset Allocation - Moderate Growth Service Class	8,556,270.601	93,763,719	101,819,620	(21)	101,819,599	35,649,930	2.432640	15.785349
TA JPMorgan Diversified Equity Allocation Service Class	2,751,114.330	30,366,503	36,122,131	(104)	36,122,027	9,385,902	3.265722	20.961502
TA JPMorgan Enhanced Index Service Class	123,155.743	2,845,038	3,567,822	(69)	3,567,753	570,827	5.238554	27.085414
TA JPMorgan International Moderate Growth Service Class	487,963.926	4,559,093	5,026,028	(142)	5,025,886	3,277,703	1.313100	13.412481
TA JPMorgan Tactical Allocation Service Class	158,458.396	2,305,830	2,245,355	(10)	2,245,345	1,455,941	1.308375	11.479212
TA Market Participation Strategy Service Class	15,102.366	164,638	179,114	6	179,120	83,515	1.960744	16.768928
TA Multi-Managed Balanced Service Class	1,248,954.576	19,120,269	19,346,306	35	19,346,341	4,560,525	3.585307	18.204113
TA Small/Mid Cap Value Service Class	598,439.672	10,626,095	10,975,384	45	10,975,429	1,841,035	4.905652	16.163078
TA T. Rowe Price Small Cap Service Class	227,626.571	2,198,828	2,182,939	(34)	2,182,905	395,054	4.711821	18.628538
TA WMC US Growth Service Class	585,924.265	19,467,970	22,751,439	48	22,751,487	2,993,852	6.472936	34.255770
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA U
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$780,939	$-	$780,939
Fidelity® VIP Index 500 Service Class 2	13,332,224	-	13,332,224
Franklin Allocation Class 4 Shares	623,925	-	623,925
ProFund Access VP High Yield	118,747	-	118,747
ProFund VP Asia 30	385,326	-	385,326
ProFund VP Bull	307,842	-	307,842
ProFund VP Communication Services	17,495	-	17,495
ProFund VP Consumer Discretionary	327,042	-	327,042
ProFund VP Emerging Markets	525,295	-	525,295
ProFund VP Energy	235,399	-	235,399
ProFund VP Europe 30	165,631	-	165,631
ProFund VP Falling U.S. Dollar	218,389	-	218,389
ProFund VP Financials	181,781	-	181,781
ProFund VP Government Money Market	1,718,176	-	1,718,176
ProFund VP International	510,672	-	510,672
ProFund VP Japan	217,823	-	217,823
ProFund VP Materials	197,090	-	197,090
ProFund VP Mid-Cap	56,599	-	56,599
ProFund VP NASDAQ-100	1,148,557	-	1,148,557
ProFund VP Pharmaceuticals	281,829	-	281,829
ProFund VP Precious Metals	434,668	-	434,668
ProFund VP Short Emerging Markets	5,306	-	5,306
ProFund VP Short International	5,688	-	5,688
ProFund VP Short NASDAQ-100	8,507	-	8,507
ProFund VP Short Small-Cap	4,541	-	4,541
ProFund VP Small-Cap	128,320	-	128,320
ProFund VP Small-Cap Value	179,124	-	179,124
ProFund VP U.S. Government Plus	23,360	-	23,360
ProFund VP UltraSmall-Cap	77,825	-	77,825
ProFund VP Utilities	141,126	-	141,126
TA Aegon Bond Service Class	3,478,982	-	3,478,982
TA Aegon Core Bond Service Class	2,459,105	-	2,459,105
TA Aegon High Yield Bond Service Class	608,503	-	608,503
TA Aegon Sustainable Equity Income Service Class	5,193,780	-	5,193,780
TA Aegon U.S. Government Securities Service Class	3,479,000	-	3,479,000
TA BlackRock Government Money Market Service Class	2,606,794	-	2,606,794
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	379,899	-	379,899
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	453,822	-	453,822
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	373,755	-	373,755
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	207,889	-	207,889
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	77,352	-	77,352
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA U
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock iShares Edge 40 Service Class	$318,380	$-	$318,380
TA BlackRock iShares Tactical - Balanced Service Class	397,491	-	397,491
TA BlackRock iShares Tactical - Conservative Service Class	268,366	-	268,366
TA BlackRock iShares Tactical - Growth Service Class	334,545	-	334,545
TA BlackRock Real Estate Securities Service Class	1,915,464	2,263	1,917,727
TA BlackRock Tactical Allocation Service Class	946,424	-	946,424
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	318,890	-	318,890
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	46,780	-	46,780
TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,042,175	-	1,042,175
TA International Focus Service Class	1,030,359	-	1,030,359
TA Janus Balanced Service Class	1,581,710	-	1,581,710
TA Janus Mid-Cap Growth Service Class	3,483,651	4,352	3,488,003
TA JPMorgan Asset Allocation - Conservative Service Class	12,487,312	49,929	12,537,241
TA JPMorgan Asset Allocation - Moderate Service Class	34,717,152	74,603	34,791,755
TA JPMorgan Asset Allocation - Moderate Growth Service Class	101,667,043	152,556	101,819,599
TA JPMorgan Diversified Equity Allocation Service Class	36,122,027	-	36,122,027
TA JPMorgan Enhanced Index Service Class	3,567,753	-	3,567,753
TA JPMorgan International Moderate Growth Service Class	4,962,911	62,975	5,025,886
TA JPMorgan Tactical Allocation Service Class	2,244,052	1,293	2,245,345
TA Market Participation Strategy Service Class	179,120	-	179,120
TA Multi-Managed Balanced Service Class	19,346,341	-	19,346,341
TA Small/Mid Cap Value Service Class	10,967,201	8,228	10,975,429
TA T. Rowe Price Small Cap Service Class	2,182,905	-	2,182,905
TA WMC US Growth Service Class	22,751,487	-	22,751,487
See accompanying notes

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	AB Balanced Hedged Allocation Class B Shares	Fidelity® VIP Index 500 Service Class 2	Franklin Allocation Class 4 Shares	ProFund Access VP High Yield
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 799,519	$ 10,075,291	$ 746,257	$ 236,685

Investment Income:
Reinvested Dividends	12,951	115,132	12,775	12,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,906	141,835	9,914	3,267
Net Investment Income (Loss)	1,045	(26,703)	2,861	8,943

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,918	6,686	-	-
Realized Gain (Loss) on Investments	(36,970)	1,170,965	(48,548)	(3,984)
Net Realized Capital Gains (Losses) on Investments	(22,052)	1,177,651	(48,548)	(3,984)
Net Change in Unrealized Appreciation (Depreciation)	70,864	1,097,294	93,822	6,004
Net Gain (Loss) on Investment	48,812	2,274,945	45,274	2,020

Net Increase (Decrease) in Net Assets Resulting from Operations	49,857	2,248,242	48,135	10,963

Increase (Decrease) in Net Assets from Contract Transactions	(128,417)	(1,292,177)	(135,235)	(21,711)

Total Increase (Decrease) in Net Assets	(78,560)	956,065	(87,100)	(10,748)

Net Assets as of December 31, 2024:	$ 720,959	$ 11,031,356	$ 659,157	$ 225,937

Investment Income:
Reinvested Dividends	14,108	114,510	11,058	3,182
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,715	157,444	8,976	1,881
Net Investment Income (Loss)	2,393	(42,934)	2,082	1,301

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,101	62,520	24,678	-
Realized Gain (Loss) on Investments	(18,757)	282,410	(22,115)	(373)
Net Realized Capital Gains (Losses) on Investments	20,344	344,930	2,563	(373)
Net Change in Unrealized Appreciation (Depreciation)	85,607	1,540,665	60,947	6,101
Net Gain (Loss) on Investment	105,951	1,885,595	63,510	5,728

Net Increase (Decrease) in Net Assets Resulting from Operations	108,344	1,842,661	65,592	7,029

Increase (Decrease) in Net Assets from Contract Transactions	(48,364)	458,207	(100,824)	(114,219)

Total Increase (Decrease) in Net Assets	59,980	2,300,868	(35,232)	(107,190)

Net Assets as of December 31, 2025:	$ 780,939	$ 13,332,224	$ 623,925	$ 118,747
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	ProFund VP Asia 30	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 268,521	$ 261,842	$ 22,789	$ 272,847

Investment Income:
Reinvested Dividends	2,444	2,183	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,989	3,866	244	3,411
Net Investment Income (Loss)	(1,545)	(1,683)	(244)	(3,411)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	14,586	-	19,883
Realized Gain (Loss) on Investments	(6,796)	9,137	4,889	(8,307)
Net Realized Capital Gains (Losses) on Investments	(6,796)	23,723	4,889	11,576
Net Change in Unrealized Appreciation (Depreciation)	37,440	35,766	521	33,362
Net Gain (Loss) on Investment	30,644	59,489	5,410	44,938

Net Increase (Decrease) in Net Assets Resulting from Operations	29,099	57,806	5,166	41,527

Increase (Decrease) in Net Assets from Contract Transactions	27,267	(42,949)	(13,561)	(88,746)

Total Increase (Decrease) in Net Assets	56,366	14,857	(8,395)	(47,219)

Net Assets as of December 31, 2024:	$ 324,887	$ 276,699	$ 14,394	$ 225,628

Investment Income:
Reinvested Dividends	17,309	1,131	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,020	3,708	215	3,222
Net Investment Income (Loss)	12,289	(2,577)	(215)	(3,222)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	14,452	-	16,744
Realized Gain (Loss) on Investments	(27,867)	4,182	652	585
Net Realized Capital Gains (Losses) on Investments	(27,867)	18,634	652	17,329
Net Change in Unrealized Appreciation (Depreciation)	98,223	23,205	2,389	(6,753)
Net Gain (Loss) on Investment	70,356	41,839	3,041	10,576

Net Increase (Decrease) in Net Assets Resulting from Operations	82,645	39,262	2,826	7,354

Increase (Decrease) in Net Assets from Contract Transactions	(22,206)	(8,119)	275	94,060

Total Increase (Decrease) in Net Assets	60,439	31,143	3,101	101,414

Net Assets as of December 31, 2025:	$ 385,326	$ 307,842	$ 17,495	$ 327,042
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 564,770	$ 425,541	$ 21,692	$ 1,063

Investment Income:
Reinvested Dividends	8,993	9,538	850	66
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,382	5,857	567	15
Net Investment Income (Loss)	1,611	3,681	283	51

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	20,773	1,518	-
Realized Gain (Loss) on Investments	2,757	23,625	163	(4)
Net Realized Capital Gains (Losses) on Investments	2,757	44,398	1,681	(4)
Net Change in Unrealized Appreciation (Depreciation)	29,550	(38,407)	(280)	(133)
Net Gain (Loss) on Investment	32,307	5,991	1,401	(137)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,918	9,672	1,684	(86)

Increase (Decrease) in Net Assets from Contract Transactions	(33,870)	(20,688)	21,356	276

Total Increase (Decrease) in Net Assets	48	(11,016)	23,040	190

Net Assets as of December 31, 2024:	$ 564,818	$ 414,525	$ 44,732	$ 1,253

Investment Income:
Reinvested Dividends	7,103	4,966	3,405	2,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,134	3,471	1,678	1,350
Net Investment Income (Loss)	(31)	1,495	1,727	1,095

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	27,714	4,786	-
Realized Gain (Loss) on Investments	51,658	134,949	15,173	5,940
Net Realized Capital Gains (Losses) on Investments	51,658	162,663	19,959	5,940
Net Change in Unrealized Appreciation (Depreciation)	115,493	(149,978)	4,838	(310)
Net Gain (Loss) on Investment	167,151	12,685	24,797	5,630

Net Increase (Decrease) in Net Assets Resulting from Operations	167,120	14,180	26,524	6,725

Increase (Decrease) in Net Assets from Contract Transactions	(206,643)	(193,306)	94,375	210,411

Total Increase (Decrease) in Net Assets	(39,523)	(179,126)	120,899	217,136

Net Assets as of December 31, 2025:	$ 525,295	$ 235,399	$ 165,631	$ 218,389
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 188,130	$ 3,792,431	$ 235,610	$ 16,231

Investment Income:
Reinvested Dividends	612	157,682	8,723	468
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,027	48,283	4,609	289
Net Investment Income (Loss)	(2,415)	109,399	4,114	179

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,737	-	-	2,389
Realized Gain (Loss) on Investments	7,697	-	6,191	(438)
Net Realized Capital Gains (Losses) on Investments	28,434	-	6,191	1,951
Net Change in Unrealized Appreciation (Depreciation)	26,076	-	(20,300)	(877)
Net Gain (Loss) on Investment	54,510	-	(14,109)	1,074

Net Increase (Decrease) in Net Assets Resulting from Operations	52,095	109,399	(9,995)	1,253

Increase (Decrease) in Net Assets from Contract Transactions	(19,295)	(2,192,469)	204,054	2,096

Total Increase (Decrease) in Net Assets	32,800	(2,083,070)	194,059	3,349

Net Assets as of December 31, 2024:	$ 220,930	$ 1,709,361	$ 429,669	$ 19,580

Investment Income:
Reinvested Dividends	21	62,726	13,501	4,368
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,282	26,097	5,998	523
Net Investment Income (Loss)	(3,261)	36,629	7,503	3,845

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,296	-	-	16,277
Realized Gain (Loss) on Investments	22,368	-	3,711	(919)
Net Realized Capital Gains (Losses) on Investments	26,664	-	3,711	15,358
Net Change in Unrealized Appreciation (Depreciation)	1,404	-	96,926	182
Net Gain (Loss) on Investment	28,068	-	100,637	15,540

Net Increase (Decrease) in Net Assets Resulting from Operations	24,807	36,629	108,140	19,385

Increase (Decrease) in Net Assets from Contract Transactions	(63,956)	(27,814)	(27,137)	178,858

Total Increase (Decrease) in Net Assets	(39,149)	8,815	81,003	198,243

Net Assets as of December 31, 2025:	$ 181,781	$ 1,718,176	$ 510,672	$ 217,823
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	ProFund VP Materials	ProFund VP Mid-Cap	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 311,707	$ 245,369	$ 1,039,272	$ 226,282

Investment Income:
Reinvested Dividends	1,306	3,343	4,012	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,174	1,910	14,564	2,333
Net Investment Income (Loss)	(2,868)	1,433	(10,552)	(2,333)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	234	-	118,380	14,021
Realized Gain (Loss) on Investments	11,274	16,528	(4,964)	5,227
Net Realized Capital Gains (Losses) on Investments	11,508	16,528	113,416	19,248
Net Change in Unrealized Appreciation (Depreciation)	(15,718)	(3,148)	101,981	(14,316)
Net Gain (Loss) on Investment	(4,210)	13,380	215,397	4,932

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,078)	14,813	204,845	2,599

Increase (Decrease) in Net Assets from Contract Transactions	(20,514)	(172,962)	(119,421)	(96,574)

Total Increase (Decrease) in Net Assets	(27,592)	(158,149)	85,424	(93,975)

Net Assets as of December 31, 2024:	$ 284,115	$ 87,220	$ 1,124,696	$ 132,307

Investment Income:
Reinvested Dividends	447	3,108	4,664	285
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,854	1,074	15,569	1,863
Net Investment Income (Loss)	(2,407)	2,034	(10,905)	(1,578)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,505	-	81,506	-
Realized Gain (Loss) on Investments	26,423	4,004	20,299	(964)
Net Realized Capital Gains (Losses) on Investments	52,928	4,004	101,805	(964)
Net Change in Unrealized Appreciation (Depreciation)	(36,626)	(3,514)	88,343	33,727
Net Gain (Loss) on Investment	16,302	490	190,148	32,763

Net Increase (Decrease) in Net Assets Resulting from Operations	13,895	2,524	179,243	31,185

Increase (Decrease) in Net Assets from Contract Transactions	(100,920)	(33,145)	(155,382)	118,337

Total Increase (Decrease) in Net Assets	(87,025)	(30,621)	23,861	149,522

Net Assets as of December 31, 2025:	$ 197,090	$ 56,599	$ 1,148,557	$ 281,829
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	ProFund VP Precious Metals	ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 277,157	$ 7,074	$ 6,933	$ 2,750

Investment Income:
Reinvested Dividends	9,464	386	237	527
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,852	101	97	85
Net Investment Income (Loss)	5,612	285	140	442

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(61)	(96)	(482)	(308)
Net Realized Capital Gains (Losses) on Investments	(61)	(96)	(482)	(308)
Net Change in Unrealized Appreciation (Depreciation)	9,227	(641)	513	(1,369)
Net Gain (Loss) on Investment	9,166	(737)	31	(1,677)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,778	(452)	171	(1,235)

Increase (Decrease) in Net Assets from Contract Transactions	(21,549)	734	358	5,455

Total Increase (Decrease) in Net Assets	(6,771)	282	529	4,220

Net Assets as of December 31, 2024:	$ 270,386	$ 7,356	$ 7,462	$ 6,970

Investment Income:
Reinvested Dividends	10,000	313	49	366
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,550	84	85	87
Net Investment Income (Loss)	4,450	229	(36)	279

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	164,734	(329)	(433)	(6,217)
Net Realized Capital Gains (Losses) on Investments	164,734	(329)	(433)	(6,217)
Net Change in Unrealized Appreciation (Depreciation)	245,808	(1,779)	(1,056)	4,981
Net Gain (Loss) on Investment	410,542	(2,108)	(1,489)	(1,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	414,992	(1,879)	(1,525)	(957)

Increase (Decrease) in Net Assets from Contract Transactions	(250,710)	(171)	(249)	2,494

Total Increase (Decrease) in Net Assets	164,282	(2,050)	(1,774)	1,537

Net Assets as of December 31, 2025:	$ 434,668	$ 5,306	$ 5,688	$ 8,507
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Value	ProFund VP U.S. Government Plus
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 6,173	$ 82,616	$ 328,423	$ 32,860

Investment Income:
Reinvested Dividends	325	1,242	673	922
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85	1,187	2,612	383
Net Investment Income (Loss)	240	55	(1,939)	539

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,093	-
Realized Gain (Loss) on Investments	(116)	1,010	12,504	(10,119)
Net Realized Capital Gains (Losses) on Investments	(116)	1,010	13,597	(10,119)
Net Change in Unrealized Appreciation (Depreciation)	(618)	6,511	(7,505)	5,193
Net Gain (Loss) on Investment	(734)	7,521	6,092	(4,926)

Net Increase (Decrease) in Net Assets Resulting from Operations	(494)	7,576	4,153	(4,387)

Increase (Decrease) in Net Assets from Contract Transactions	218	(305)	(156,617)	(4,542)

Total Increase (Decrease) in Net Assets	(276)	7,271	(152,464)	(8,929)

Net Assets as of December 31, 2024:	$ 5,897	$ 89,887	$ 175,959	$ 23,931

Investment Income:
Reinvested Dividends	181	275	260	685
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71	483	1,282	320
Net Investment Income (Loss)	110	(208)	(1,022)	365

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,341	-
Realized Gain (Loss) on Investments	(409)	(505)	7,391	(3,413)
Net Realized Capital Gains (Losses) on Investments	(409)	(505)	10,732	(3,413)
Net Change in Unrealized Appreciation (Depreciation)	(309)	(5,219)	(17,744)	2,936
Net Gain (Loss) on Investment	(718)	(5,724)	(7,012)	(477)

Net Increase (Decrease) in Net Assets Resulting from Operations	(608)	(5,932)	(8,034)	(112)

Increase (Decrease) in Net Assets from Contract Transactions	(748)	44,365	11,199	(459)

Total Increase (Decrease) in Net Assets	(1,356)	38,433	3,165	(571)

Net Assets as of December 31, 2025:	$ 4,541	$ 128,320	$ 179,124	$ 23,360
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	ProFund VP UltraSmall-Cap	ProFund VP Utilities	TA Aegon Bond Service Class	TA Aegon Core Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 70,630	$ 209,794	$ 4,007,666	$ 2,717,932

Investment Income:
Reinvested Dividends	602	3,715	152,545	126,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,060	3,008	52,201	37,646
Net Investment Income (Loss)	(458)	707	100,344	88,994

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,916)	1,034	(180,002)	(86,544)
Net Realized Capital Gains (Losses) on Investments	(1,916)	1,034	(180,002)	(86,544)
Net Change in Unrealized Appreciation (Depreciation)	7,712	39,330	101,464	(9,508)
Net Gain (Loss) on Investment	5,796	40,364	(78,538)	(96,052)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,338	41,071	21,806	(7,058)

Increase (Decrease) in Net Assets from Contract Transactions	7,886	(6,813)	(387,868)	(332,623)

Total Increase (Decrease) in Net Assets	13,224	34,258	(366,062)	(339,681)

Net Assets as of December 31, 2024:	$ 83,854	$ 244,052	$ 3,641,604	$ 2,378,251

Investment Income:
Reinvested Dividends	819	2,015	219,778	52,269
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,017	2,122	47,785	35,514
Net Investment Income (Loss)	(198)	(107)	171,993	16,755

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	65	-	-
Realized Gain (Loss) on Investments	(4,696)	26,963	(75,651)	(52,161)
Net Realized Capital Gains (Losses) on Investments	(4,696)	27,028	(75,651)	(52,161)
Net Change in Unrealized Appreciation (Depreciation)	12,984	(7,900)	88,829	159,450
Net Gain (Loss) on Investment	8,288	19,128	13,178	107,289

Net Increase (Decrease) in Net Assets Resulting from Operations	8,090	19,021	185,171	124,044

Increase (Decrease) in Net Assets from Contract Transactions	(14,119)	(121,947)	(347,793)	(43,190)

Total Increase (Decrease) in Net Assets	(6,029)	(102,926)	(162,622)	80,854

Net Assets as of December 31, 2025:	$ 77,825	$ 141,126	$ 3,478,982	$ 2,459,105
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Service Class	TA BlackRock Government Money Market Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 820,913	$ 4,937,590	$ 7,844,625	$ 3,703,863

Investment Income:
Reinvested Dividends	31,514	96,202	184,312	175,252
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,247	72,211	85,351	50,864
Net Investment Income (Loss)	21,267	23,991	98,961	124,388

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(14,253)	(16,565)	(105,112)	-
Net Realized Capital Gains (Losses) on Investments	(14,253)	(16,565)	(105,112)	-
Net Change in Unrealized Appreciation (Depreciation)	30,374	721,932	(41,329)	-
Net Gain (Loss) on Investment	16,121	705,367	(146,441)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	37,388	729,358	(47,480)	124,388

Increase (Decrease) in Net Assets from Contract Transactions	(205,909)	(441,394)	(3,348,571)	(118,965)

Total Increase (Decrease) in Net Assets	(168,521)	287,964	(3,396,051)	5,423

Net Assets as of December 31, 2024:	$ 652,392	$ 5,225,554	$ 4,448,574	$ 3,709,286

Investment Income:
Reinvested Dividends	39,653	74,105	149,419	123,486
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,987	70,216	62,795	44,720
Net Investment Income (Loss)	30,666	3,889	86,624	78,766

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	50,024	-	-
Realized Gain (Loss) on Investments	(3,222)	43,185	8,892	-
Net Realized Capital Gains (Losses) on Investments	(3,222)	93,209	8,892	-
Net Change in Unrealized Appreciation (Depreciation)	13,711	366,047	89,002	-
Net Gain (Loss) on Investment	10,489	459,256	97,894	-

Net Increase (Decrease) in Net Assets Resulting from Operations	41,155	463,145	184,518	78,766

Increase (Decrease) in Net Assets from Contract Transactions	(85,044)	(494,919)	(1,154,092)	(1,181,258)

Total Increase (Decrease) in Net Assets	(43,889)	(31,774)	(969,574)	(1,102,492)

Net Assets as of December 31, 2025:	$ 608,503	$ 5,193,780	$ 3,479,000	$ 2,606,794
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 433,449	$ 363,429	$ 505,792

Investment Income:
Reinvested Dividends	9,227	8,055	7,824
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,326	5,896	6,813
Net Investment Income (Loss)	3,901	2,159	1,011

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(14,659)	(1,375)	4,141
Net Realized Capital Gains (Losses) on Investments	(14,659)	(1,375)	4,141
Net Change in Unrealized Appreciation (Depreciation)	32,182	29,172	48,565
Net Gain (Loss) on Investment	17,523	27,797	52,706

Net Increase (Decrease) in Net Assets Resulting from Operations	21,424	29,956	53,717

Increase (Decrease) in Net Assets from Contract Transactions	(77,699)	48,000	(102,275)

Total Increase (Decrease) in Net Assets	(56,275)	77,956	(48,558)

Net Assets as of December 31, 2024:	$ 377,174	$ 441,385	$ 457,234

Investment Income:
Reinvested Dividends	9,562	9,684	7,577
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,865	6,040	5,673
Net Investment Income (Loss)	4,697	3,644	1,904

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(4,106)	(341)	10,570
Net Realized Capital Gains (Losses) on Investments	(4,106)	(341)	10,570
Net Change in Unrealized Appreciation (Depreciation)	25,804	30,900	21,327
Net Gain (Loss) on Investment	21,698	30,559	31,897

Net Increase (Decrease) in Net Assets Resulting from Operations	26,395	34,203	33,801

Increase (Decrease) in Net Assets from Contract Transactions	(23,670)	(21,766)	(117,280)

Total Increase (Decrease) in Net Assets	2,725	12,437	(83,479)

Net Assets as of December 31, 2025:	$ 379,899	$ 453,822	$ 373,755
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 136,533	$ 74,196	$ 320,062

Investment Income:
Reinvested Dividends	2,202	1,263	8,049
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,099	1,105	4,554
Net Investment Income (Loss)	103	158	3,495

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,982
Realized Gain (Loss) on Investments	(1,241)	(100)	(1,751)
Net Realized Capital Gains (Losses) on Investments	(1,241)	(100)	3,231
Net Change in Unrealized Appreciation (Depreciation)	8,845	7,877	9,223
Net Gain (Loss) on Investment	7,604	7,777	12,454

Net Increase (Decrease) in Net Assets Resulting from Operations	7,707	7,935	15,949

Increase (Decrease) in Net Assets from Contract Transactions	60,821	(5,219)	(12,018)

Total Increase (Decrease) in Net Assets	68,528	2,716	3,931

Net Assets as of December 31, 2024:	$ 205,061	$ 76,912	$ 323,993

Investment Income:
Reinvested Dividends	4,700	1,487	8,798
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,907	1,079	4,443
Net Investment Income (Loss)	1,793	408	4,355

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	11,232
Realized Gain (Loss) on Investments	603	225	(1,793)
Net Realized Capital Gains (Losses) on Investments	603	225	9,439
Net Change in Unrealized Appreciation (Depreciation)	12,435	5,723	16,234
Net Gain (Loss) on Investment	13,038	5,948	25,673

Net Increase (Decrease) in Net Assets Resulting from Operations	14,831	6,356	30,028

Increase (Decrease) in Net Assets from Contract Transactions	(12,003)	(5,916)	(35,641)

Total Increase (Decrease) in Net Assets	2,828	440	(5,613)

Net Assets as of December 31, 2025:	$ 207,889	$ 77,352	$ 318,380
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA BlackRock iShares Tactical - Balanced Service Class	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class	TA BlackRock Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 357,039	$ 239,246	$ 306,949	$ 2,194,494

Investment Income:
Reinvested Dividends	12,916	9,523	11,374	35,554
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,010	3,487	4,557	28,039
Net Investment Income (Loss)	7,906	6,036	6,817	7,515

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(8,017)	(7,557)	(2,523)	(52,664)
Net Realized Capital Gains (Losses) on Investments	(8,017)	(7,557)	(2,523)	(52,664)
Net Change in Unrealized Appreciation (Depreciation)	25,210	12,704	25,967	42,252
Net Gain (Loss) on Investment	17,193	5,147	23,444	(10,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,099	11,183	30,261	(2,897)

Increase (Decrease) in Net Assets from Contract Transactions	(30,307)	595	(19,004)	(244,135)

Total Increase (Decrease) in Net Assets	(5,208)	11,778	11,257	(247,032)

Net Assets as of December 31, 2024:	$ 351,831	$ 251,024	$ 318,206	$ 1,947,462

Investment Income:
Reinvested Dividends	12,387	8,756	9,824	27,945
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,159	3,606	4,655	26,111
Net Investment Income (Loss)	7,228	5,150	5,169	1,834

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(4,817)	(2,288)	(1,739)	(41,781)
Net Realized Capital Gains (Losses) on Investments	(4,817)	(2,288)	(1,739)	(41,781)
Net Change in Unrealized Appreciation (Depreciation)	38,446	19,749	39,528	188,772
Net Gain (Loss) on Investment	33,629	17,461	37,789	146,991

Net Increase (Decrease) in Net Assets Resulting from Operations	40,857	22,611	42,958	148,825

Increase (Decrease) in Net Assets from Contract Transactions	4,803	(5,269)	(26,619)	(178,560)

Total Increase (Decrease) in Net Assets	45,660	17,342	16,339	(29,735)

Net Assets as of December 31, 2025:	$ 397,491	$ 268,366	$ 334,545	$ 1,917,727
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,048,308	$ 495,741	$ 86,178	$ 1,090,230

Investment Income:
Reinvested Dividends	15,233	10,606	1,567	20,154
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,014	6,640	848	15,081
Net Investment Income (Loss)	1,219	3,966	719	5,073

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,660	2,471	13,553
Realized Gain (Loss) on Investments	(21,661)	(1,796)	(2,143)	19,516
Net Realized Capital Gains (Losses) on Investments	(21,661)	3,864	328	33,069
Net Change in Unrealized Appreciation (Depreciation)	126,068	28,673	3,096	85,876
Net Gain (Loss) on Investment	104,407	32,537	3,424	118,945

Net Increase (Decrease) in Net Assets Resulting from Operations	105,626	36,503	4,143	124,018

Increase (Decrease) in Net Assets from Contract Transactions	(165,035)	(149,057)	(62,018)	(133,577)

Total Increase (Decrease) in Net Assets	(59,409)	(112,554)	(57,875)	(9,559)

Net Assets as of December 31, 2024:	$ 988,899	$ 383,187	$ 28,303	$ 1,080,671

Investment Income:
Reinvested Dividends	19,820	8,027	1,182	19,935
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,146	4,697	526	14,064
Net Investment Income (Loss)	6,674	3,330	656	5,871

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	13,196	476	63,311
Realized Gain (Loss) on Investments	(1,119)	(1,904)	(92)	22,350
Net Realized Capital Gains (Losses) on Investments	(1,119)	11,292	384	85,661
Net Change in Unrealized Appreciation (Depreciation)	88,064	15,302	2,336	14,658
Net Gain (Loss) on Investment	86,945	26,594	2,720	100,319

Net Increase (Decrease) in Net Assets Resulting from Operations	93,619	29,924	3,376	106,190

Increase (Decrease) in Net Assets from Contract Transactions	(136,094)	(94,221)	15,101	(144,686)

Total Increase (Decrease) in Net Assets	(42,475)	(64,297)	18,477	(38,496)

Net Assets as of December 31, 2025:	$ 946,424	$ 318,890	$ 46,780	$ 1,042,175
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,296,394	$ 1,646,907	$ 3,962,079	$ 15,669,957

Investment Income:
Reinvested Dividends	27,311	28,136	-	258,579
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,452	23,075	52,431	207,137
Net Investment Income (Loss)	9,859	5,061	(52,431)	51,442

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,074	38,308	235,625	-
Realized Gain (Loss) on Investments	11,319	(33,766)	(265,107)	(649,503)
Net Realized Capital Gains (Losses) on Investments	53,393	4,542	(29,482)	(649,503)
Net Change in Unrealized Appreciation (Depreciation)	(97,421)	193,142	538,031	1,205,434
Net Gain (Loss) on Investment	(44,028)	197,684	508,549	555,931

Net Increase (Decrease) in Net Assets Resulting from Operations	(34,169)	202,745	456,118	607,373

Increase (Decrease) in Net Assets from Contract Transactions	(123,254)	(247,407)	(764,721)	(2,552,838)

Total Increase (Decrease) in Net Assets	(157,423)	(44,662)	(308,603)	(1,945,465)

Net Assets as of December 31, 2024:	$ 1,138,971	$ 1,602,245	$ 3,653,476	$ 13,724,492

Investment Income:
Reinvested Dividends	15,923	31,527	-	470,255
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,157	22,990	47,028	176,727
Net Investment Income (Loss)	766	8,537	(47,028)	293,528

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	111,461	206,295	444,205	-
Realized Gain (Loss) on Investments	17,787	(35,531)	(29,372)	(238,019)
Net Realized Capital Gains (Losses) on Investments	129,248	170,764	414,833	(238,019)
Net Change in Unrealized Appreciation (Depreciation)	(81,023)	1,901	(150,934)	1,008,958
Net Gain (Loss) on Investment	48,225	172,665	263,899	770,939

Net Increase (Decrease) in Net Assets Resulting from Operations	48,991	181,202	216,871	1,064,467

Increase (Decrease) in Net Assets from Contract Transactions	(157,603)	(201,737)	(382,344)	(2,251,718)

Total Increase (Decrease) in Net Assets	(108,612)	(20,535)	(165,473)	(1,187,251)

Net Assets as of December 31, 2025:	$ 1,030,359	$ 1,581,710	$ 3,488,003	$ 12,537,241
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Enhanced Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 41,758,543	$ 115,295,658	$ 32,191,783	$ 3,409,221

Investment Income:
Reinvested Dividends	517,862	1,081,030	383,532	17,456
Investment Expense:
Mortality and Expense Risk and Administrative Charges	554,740	1,580,125	470,412	48,210
Net Investment Income (Loss)	(36,878)	(499,095)	(86,880)	(30,754)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	639,614	120,589
Realized Gain (Loss) on Investments	(544,600)	(2,824,994)	(445,678)	138,535
Net Realized Capital Gains (Losses) on Investments	(544,600)	(2,824,994)	193,936	259,124
Net Change in Unrealized Appreciation (Depreciation)	2,999,083	13,354,337	4,427,161	485,283
Net Gain (Loss) on Investment	2,454,483	10,529,343	4,621,097	744,407

Net Increase (Decrease) in Net Assets Resulting from Operations	2,417,605	10,030,248	4,534,217	713,653

Increase (Decrease) in Net Assets from Contract Transactions	(7,235,394)	(19,087,874)	(3,429,597)	(312,558)

Total Increase (Decrease) in Net Assets	(4,817,789)	(9,057,626)	1,104,620	401,095

Net Assets as of December 31, 2024:	$ 36,940,754	$ 106,238,032	$ 33,296,403	$ 3,810,316

Investment Income:
Reinvested Dividends	1,092,759	2,503,711	421,153	16,916
Investment Expense:
Mortality and Expense Risk and Administrative Charges	496,089	1,418,960	467,700	46,960
Net Investment Income (Loss)	596,670	1,084,751	(46,547)	(30,044)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	962,984	412,995
Realized Gain (Loss) on Investments	(330,100)	(1,981,148)	(120,840)	145,882
Net Realized Capital Gains (Losses) on Investments	(330,100)	(1,981,148)	842,144	558,877
Net Change in Unrealized Appreciation (Depreciation)	3,112,503	11,542,233	4,684,734	(92,436)
Net Gain (Loss) on Investment	2,782,403	9,561,085	5,526,878	466,441

Net Increase (Decrease) in Net Assets Resulting from Operations	3,379,073	10,645,836	5,480,331	436,397

Increase (Decrease) in Net Assets from Contract Transactions	(5,528,072)	(15,064,269)	(2,654,707)	(678,960)

Total Increase (Decrease) in Net Assets	(2,148,999)	(4,418,433)	2,825,624	(242,563)

Net Assets as of December 31, 2025:	$ 34,791,755	$ 101,819,599	$ 36,122,027	$ 3,567,753
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Tactical Allocation Service Class	TA Market Participation Strategy Service Class	TA Multi-Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,965,145	$ 2,564,868	$ 365,295	$ 18,117,959

Investment Income:
Reinvested Dividends	118,006	55,149	5,881	336,050
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,084	32,803	5,205	264,514
Net Investment Income (Loss)	41,922	22,346	676	71,536

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	842,826
Realized Gain (Loss) on Investments	(60,084)	(91,512)	(10,989)	480,228
Net Realized Capital Gains (Losses) on Investments	(60,084)	(91,512)	(10,989)	1,323,054
Net Change in Unrealized Appreciation (Depreciation)	64,093	134,778	57,116	964,450
Net Gain (Loss) on Investment	4,009	43,266	46,127	2,287,504

Net Increase (Decrease) in Net Assets Resulting from Operations	45,931	65,612	46,803	2,359,040

Increase (Decrease) in Net Assets from Contract Transactions	(933,651)	(361,603)	(78,343)	(1,185,975)

Total Increase (Decrease) in Net Assets	(887,720)	(295,991)	(31,540)	1,173,065

Net Assets as of December 31, 2024:	$ 5,077,425	$ 2,268,877	$ 333,755	$ 19,291,024

Investment Income:
Reinvested Dividends	156,892	63,076	4,058	375,594
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,102	30,599	4,252	265,014
Net Investment Income (Loss)	88,790	32,477	(194)	110,580

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	11,550	2,562,614
Realized Gain (Loss) on Investments	(18,038)	(40,423)	(26,225)	155,355
Net Realized Capital Gains (Losses) on Investments	(18,038)	(40,423)	(14,675)	2,717,969
Net Change in Unrealized Appreciation (Depreciation)	689,846	164,870	40,099	(749,503)
Net Gain (Loss) on Investment	671,808	124,447	25,424	1,968,466

Net Increase (Decrease) in Net Assets Resulting from Operations	760,598	156,924	25,230	2,079,046

Increase (Decrease) in Net Assets from Contract Transactions	(812,137)	(180,456)	(179,865)	(2,023,729)

Total Increase (Decrease) in Net Assets	(51,539)	(23,532)	(154,635)	55,317

Net Assets as of December 31, 2025:	$ 5,025,886	$ 2,245,345	$ 179,120	$ 19,346,341
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Statements of Operations and Changes in Net Assets
December 31, 2025

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Service Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 11,656,967	$ 2,506,000	$ 20,990,630

Investment Income:
Reinvested Dividends	84,403	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	158,631	36,351	311,628
Net Investment Income (Loss)	(74,228)	(36,351)	(311,628)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	370,428	110,890	2,080,360
Realized Gain (Loss) on Investments	(73,250)	(217,656)	931,844
Net Realized Capital Gains (Losses) on Investments	297,178	(106,766)	3,012,204
Net Change in Unrealized Appreciation (Depreciation)	563,145	439,423	2,521,034
Net Gain (Loss) on Investment	860,323	332,657	5,533,238

Net Increase (Decrease) in Net Assets Resulting from Operations	786,095	296,306	5,221,610

Increase (Decrease) in Net Assets from Contract Transactions	(1,323,991)	(461,182)	(3,682,406)

Total Increase (Decrease) in Net Assets	(537,896)	(164,876)	1,539,204

Net Assets as of December 31, 2024:	$ 11,119,071	$ 2,341,124	$ 22,529,834

Investment Income:
Reinvested Dividends	111,719	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	147,034	31,149	309,831
Net Investment Income (Loss)	(35,315)	(31,149)	(309,831)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,165,694	406,769	3,869,511
Realized Gain (Loss) on Investments	(54,602)	(68,035)	319,201
Net Realized Capital Gains (Losses) on Investments	1,111,092	338,734	4,188,712
Net Change in Unrealized Appreciation (Depreciation)	(268,540)	(137,408)	(579,636)
Net Gain (Loss) on Investment	842,552	201,326	3,609,076

Net Increase (Decrease) in Net Assets Resulting from Operations	807,237	170,177	3,299,245

Increase (Decrease) in Net Assets from Contract Transactions	(950,879)	(328,396)	(3,077,592)

Total Increase (Decrease) in Net Assets	(143,642)	(158,219)	221,653

Net Assets as of December 31, 2025:	$ 10,975,429	$ 2,182,905	$ 22,751,487
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Diversified Equity Allocation Service Class	Transamerica JPMorgan Diversified Equity Allocation VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T.Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Asset Allocation - Growth Service Class

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Balanced Hedged Allocation Class B Shares	$70,265	$77,135
Fidelity® VIP Index 500 Service Class 2	939,765	462,051
Franklin Allocation Class 4 Shares	35,736	109,795
ProFund Access VP High Yield	5,449	118,364
ProFund VP Asia 30	332,481	342,403
ProFund VP Bull	31,679	27,920
ProFund VP Communication Services	1,505	1,449
ProFund VP Consumer Discretionary	138,356	30,777
ProFund VP Emerging Markets	100,759	307,430
ProFund VP Energy	62,763	226,836
ProFund VP Europe 30	371,129	270,239
ProFund VP Falling U.S. Dollar	394,840	183,336
ProFund VP Financials	109,912	172,830
ProFund VP Government Money Market	1,705,257	1,696,507
ProFund VP International	13,566	33,205
ProFund VP Japan	327,021	128,034
ProFund VP Materials	31,599	108,416
ProFund VP Mid-Cap	3,658	34,768
ProFund VP NASDAQ-100	226,337	311,115
ProFund VP Pharmaceuticals	136,074	19,319
ProFund VP Precious Metals	189,197	435,521
ProFund VP Short Emerging Markets	855	796
ProFund VP Short International	803	1,088
ProFund VP Short NASDAQ-100	7,001	4,230
ProFund VP Short Small-Cap	418	1,056
ProFund VP Small-Cap	108,959	64,802
ProFund VP Small-Cap Value	113,365	99,848
ProFund VP U.S. Government Plus	2,254	2,350
ProFund VP UltraSmall-Cap	3,115	17,431
ProFund VP Utilities	17,502	139,489
TA Aegon Bond Service Class	273,128	448,934
TA Aegon Core Bond Service Class	265,256	291,693
TA Aegon High Yield Bond Service Class	49,294	103,669
TA Aegon Sustainable Equity Income Service Class	168,992	610,003
TA Aegon U.S. Government Securities Service Class	1,940,217	3,007,700
TA BlackRock Government Money Market Service Class	505,715	1,608,245

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	$26,174	$45,149
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	10,135	28,256
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	10,650	126,026
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	11,327	21,535
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	1,488	6,996
TA BlackRock iShares Edge 40 Service Class	20,364	40,419
TA BlackRock iShares Tactical - Balanced Service Class	47,054	35,022
TA BlackRock iShares Tactical - Conservative Service Class	9,581	9,702
TA BlackRock iShares Tactical - Growth Service Class	24,893	46,341
TA BlackRock Real Estate Securities Service Class	71,113	247,836
TA BlackRock Tactical Allocation Service Class	24,212	153,636
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	41,477	119,176
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	19,124	2,891
TA Goldman Sachs Managed Risk - Growth ETF Service Class	99,133	174,635
TA International Focus Service Class	171,740	217,112
TA Janus Balanced Service Class	335,607	322,514
TA Janus Mid-Cap Growth Service Class	524,489	509,659
TA JPMorgan Asset Allocation - Conservative Service Class	535,478	2,493,684
TA JPMorgan Asset Allocation - Moderate Service Class	1,263,183	6,194,651
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,810,488	16,789,927
TA JPMorgan Diversified Equity Allocation Service Class	1,706,291	3,444,550
TA JPMorgan Enhanced Index Service Class	462,192	758,191
TA JPMorgan International Moderate Growth Service Class	174,742	898,083
TA JPMorgan Tactical Allocation Service Class	128,358	276,334
TA Market Participation Strategy Service Class	15,608	184,117
TA Multi-Managed Balanced Service Class	4,405,691	3,756,211
TA Small/Mid Cap Value Service Class	1,465,550	1,286,058
TA T. Rowe Price Small Cap Service Class	472,161	424,935
TA WMC US Growth Service Class	4,060,109	3,578,033

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	6,598	(25,074)	(18,476)	903	(55,525)	(54,622)
Fidelity® VIP Index 500 Service Class 2	144,222	(54,357)	89,865	46,574	(287,761)	(241,187)
Franklin Allocation Class 4 Shares	-	(35,571)	(35,571)	-	(52,336)	(52,336)
ProFund Access VP High Yield	1,148	(60,354)	(59,206)	5,872	(17,178)	(11,306)
ProFund VP Asia 30	295,432	(307,146)	(11,714)	59,858	(27,945)	31,913
ProFund VP Bull	5,557	(7,753)	(2,196)	7,086	(19,919)	(12,833)
ProFund VP Communication Services	863	(706)	157	7	(9,367)	(9,360)
ProFund VP Consumer Discretionary	28,019	(7,212)	20,807	984	(28,726)	(27,742)
ProFund VP Emerging Markets	93,479	(289,445)	(195,966)	56,264	(96,376)	(40,112)
ProFund VP Energy	26,088	(194,031)	(167,943)	19,836	(39,078)	(19,242)
ProFund VP Europe 30	290,287	(214,155)	76,132	20,472	(343)	20,129
ProFund VP Falling U.S. Dollar	746,837	(342,096)	404,741	560	(22)	538
ProFund VP Financials	57,581	(90,942)	(33,361)	14,073	(24,450)	(10,377)
ProFund VP Government Money Market	1,804,265	(1,831,588)	(27,323)	265,045	(2,652,955)	(2,387,910)
ProFund VP International	67	(29,619)	(29,552)	291,242	(66,261)	224,981
ProFund VP Japan	157,136	(66,492)	90,644	27,443	(27,447)	(4)
ProFund VP Materials	2,706	(58,049)	(55,343)	8,719	(19,326)	(10,607)
ProFund VP Mid-Cap	235	(13,452)	(13,217)	28,271	(101,199)	(72,928)
ProFund VP NASDAQ-100	18,670	(38,495)	(19,825)	14,963	(33,990)	(19,027)
ProFund VP Pharmaceuticals	50,642	(8,747)	41,895	4,822	(53,120)	(48,298)
ProFund VP Precious Metals	226,612	(390,467)	(163,855)	27,701	(64,752)	(37,051)
ProFund VP Short Emerging Markets	5,138	(5,636)	(498)	5,490	(366)	5,124
ProFund VP Short International	4,163	(4,974)	(811)	4,264	(2,523)	1,741
ProFund VP Short NASDAQ-100	288,003	(167,133)	120,870	164,324	(2,313)	162,011
ProFund VP Short Small-Cap	3,133	(13,432)	(10,299)	3,353	(630)	2,723
ProFund VP Small-Cap	48,791	(35,463)	13,328	4,434	(4,158)	276
ProFund VP Small-Cap Value	46,046	(47,615)	(1,569)	9,861	(84,311)	(74,450)

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP U.S. Government Plus	1,505	(2,045)	(540)	677	(4,987)	(4,310)
ProFund VP UltraSmall-Cap	1,153	(8,960)	(7,807)	9,948	(6,339)	3,609
ProFund VP Utilities	6,592	(59,870)	(53,278)	2,660	(5,966)	(3,306)
TA Aegon Bond Service Class	39,718	(283,367)	(243,649)	314,130	(592,062)	(277,932)
TA Aegon Core Bond Service Class	157,031	(183,277)	(26,246)	96,724	(334,095)	(237,371)
TA Aegon High Yield Bond Service Class	3,939	(39,574)	(35,635)	77,384	(170,285)	(92,901)
TA Aegon Sustainable Equity Income Service Class	17,058	(184,554)	(167,496)	62,543	(218,840)	(156,297)
TA Aegon U.S. Government Securities Service Class	1,507,231	(2,448,619)	(941,388)	482,844	(3,298,595)	(2,815,751)
TA BlackRock Government Money Market Service Class	391,184	(1,544,437)	(1,153,253)	848,815	(976,958)	(128,143)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	12,254	(29,136)	(16,882)	14,193	(71,536)	(57,343)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	358	(15,838)	(15,480)	51,439	(14,055)	37,384
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	2,133	(77,676)	(75,543)	6,519	(76,184)	(69,665)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	4,628	(13,435)	(8,807)	76,841	(34,848)	41,993
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(3,697)	(3,697)	-	(3,433)	(3,433)
TA BlackRock iShares Edge 40 Service Class	194	(20,146)	(19,952)	2,626	(9,758)	(7,132)
TA BlackRock iShares Tactical - Balanced Service Class	24,581	(21,788)	2,793	5,969	(29,283)	(23,314)
TA BlackRock iShares Tactical - Conservative Service Class	668	(4,834)	(4,166)	23,508	(23,540)	(32)
TA BlackRock iShares Tactical - Growth Service Class	10,463	(27,252)	(16,789)	1,562	(15,057)	(13,495)
TA BlackRock Real Estate Securities Service Class	19,747	(94,215)	(74,468)	69,986	(174,864)	(104,878)
TA BlackRock Tactical Allocation Service Class	2,733	(86,884)	(84,151)	3,270	(115,624)	(112,354)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	11,836	(65,937)	(54,101)	22,752	(113,855)	(91,103)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	10,936	(1,457)	9,479	1,169	(41,466)	(40,297)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	8,413	(78,862)	(70,449)	113	(69,434)	(69,321)
TA International Focus Service Class	30,467	(141,394)	(110,927)	95,610	(178,412)	(82,802)
TA Janus Balanced Service Class	41,664	(124,832)	(83,168)	86,284	(201,287)	(115,003)
TA Janus Mid-Cap Growth Service Class	19,321	(103,419)	(84,098)	117,679	(300,767)	(183,088)

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Asset Allocation - Conservative Service Class	40,055	(1,299,851)	(1,259,796)	359,214	(1,818,562)	(1,459,348)
TA JPMorgan Asset Allocation - Moderate Service Class	84,904	(2,561,634)	(2,476,730)	309,617	(3,765,058)	(3,455,441)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	132,319	(5,872,258)	(5,739,939)	391,398	(8,048,994)	(7,657,596)
TA JPMorgan Diversified Equity Allocation Service Class	112,552	(892,675)	(780,123)	312,762	(1,399,183)	(1,086,421)
TA JPMorgan Enhanced Index Service Class	6,276	(133,867)	(127,591)	39,630	(104,747)	(65,117)
TA JPMorgan International Moderate Growth Service Class	16,635	(582,499)	(565,864)	50,751	(746,875)	(696,124)
TA JPMorgan Tactical Allocation Service Class	46,155	(168,281)	(122,126)	143,996	(397,390)	(253,394)
TA Market Participation Strategy Service Class	-	(84,805)	(84,805)	6,949	(46,881)	(39,932)
TA Multi-Managed Balanced Service Class	397,494	(896,265)	(498,771)	688,993	(1,006,812)	(317,819)
TA Small/Mid Cap Value Service Class	38,916	(212,766)	(173,850)	106,171	(356,367)	(250,196)
TA T. Rowe Price Small Cap Service Class	14,345	(78,219)	(63,874)	69,756	(153,760)	(84,004)
TA WMC US Growth Service Class	33,475	(477,936)	(444,461)	82,038	(715,938)	(633,900)

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	$17,327	$(65,691)	$(48,364)	$2,281	$(130,698)	$(128,417)
Fidelity® VIP Index 500 Service Class 2	767,531	(309,324)	458,207	245,229	(1,537,406)	(1,292,177)
Franklin Allocation Class 4 Shares	-	(100,824)	(100,824)	-	(135,235)	(135,235)
ProFund Access VP High Yield	2,306	(116,525)	(114,219)	10,840	(32,551)	(21,711)
ProFund VP Asia 30	315,508	(337,714)	(22,206)	52,166	(24,899)	27,267
ProFund VP Bull	16,122	(24,241)	(8,119)	19,122	(62,071)	(42,949)
ProFund VP Communication Services	1,506	(1,231)	275	9	(13,570)	(13,561)
ProFund VP Consumer Discretionary	121,715	(27,655)	94,060	3,850	(92,596)	(88,746)
ProFund VP Emerging Markets	93,980	(300,623)	(206,643)	48,729	(82,599)	(33,870)
ProFund VP Energy	30,296	(223,602)	(193,306)	22,718	(43,406)	(20,688)
ProFund VP Europe 30	362,951	(268,576)	94,375	21,735	(379)	21,356
ProFund VP Falling U.S. Dollar	392,418	(182,007)	210,411	288	(12)	276
ProFund VP Financials	105,621	(169,577)	(63,956)	20,609	(39,904)	(19,295)
ProFund VP Government Money Market	1,642,647	(1,670,461)	(27,814)	240,196	(2,432,665)	(2,192,469)
ProFund VP International	69	(27,206)	(27,137)	262,186	(58,132)	204,054
ProFund VP Japan	306,375	(127,517)	178,858	44,613	(42,517)	2,096
ProFund VP Materials	4,938	(105,858)	(100,920)	16,431	(36,945)	(20,514)
ProFund VP Mid-Cap	553	(33,698)	(33,145)	66,436	(239,398)	(172,962)
ProFund VP NASDAQ-100	140,811	(296,193)	(155,382)	99,953	(219,374)	(119,421)
ProFund VP Pharmaceuticals	135,808	(17,471)	118,337	10,119	(106,693)	(96,574)
ProFund VP Precious Metals	179,864	(430,574)	(250,710)	15,380	(36,929)	(21,549)
ProFund VP Short Emerging Markets	543	(714)	(171)	783	(49)	734
ProFund VP Short International	753	(1,002)	(249)	886	(528)	358
ProFund VP Short NASDAQ-100	6,635	(4,141)	2,494	5,531	(76)	5,455
ProFund VP Short Small-Cap	238	(986)	(748)	268	(50)	218
ProFund VP Small-Cap	108,686	(64,321)	44,365	7,941	(8,246)	(305)
ProFund VP Small-Cap Value	109,780	(98,581)	11,199	20,217	(176,834)	(156,617)

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	1,567	(2,026)	(459)	809	(5,351)	(4,542)
ProFund VP UltraSmall-Cap	$2,305	$(16,424)	$(14,119)	$17,912	$(10,026)	$7,886
ProFund VP Utilities	15,461	(137,408)	(121,947)	5,666	(12,479)	(6,813)
TA Aegon Bond Service Class	56,954	(404,747)	(347,793)	428,568	(816,436)	(387,868)
TA Aegon Core Bond Service Class	215,290	(258,480)	(43,190)	135,695	(468,318)	(332,623)
TA Aegon High Yield Bond Service Class	9,777	(94,821)	(85,044)	172,875	(378,784)	(205,909)
TA Aegon Sustainable Equity Income Service Class	51,642	(546,561)	(494,919)	167,082	(608,476)	(441,394)
TA Aegon U.S. Government Securities Service Class	1,793,565	(2,947,657)	(1,154,092)	574,083	(3,922,654)	(3,348,571)
TA BlackRock Government Money Market Service Class	384,389	(1,565,647)	(1,181,258)	851,187	(970,152)	(118,965)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	16,981	(40,651)	(23,670)	19,506	(97,205)	(77,699)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	482	(22,248)	(21,766)	66,835	(18,835)	48,000
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,236	(120,516)	(117,280)	9,246	(111,521)	(102,275)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	6,646	(18,649)	(12,003)	107,346	(46,525)	60,821
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(5,916)	(5,916)	-	(5,219)	(5,219)
TA BlackRock iShares Edge 40 Service Class	353	(35,994)	(35,641)	4,395	(16,413)	(12,018)
TA BlackRock iShares Tactical - Balanced Service Class	34,899	(30,096)	4,803	7,973	(38,280)	(30,307)
TA BlackRock iShares Tactical - Conservative Service Class	843	(6,112)	(5,269)	29,142	(28,547)	595
TA BlackRock iShares Tactical - Growth Service Class	15,105	(41,724)	(26,619)	2,244	(21,248)	(19,004)
TA BlackRock Real Estate Securities Service Class	48,087	(226,647)	(178,560)	161,391	(405,526)	(244,135)
TA BlackRock Tactical Allocation Service Class	4,464	(140,558)	(136,094)	5,026	(170,061)	(165,035)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	20,388	(114,609)	(94,221)	38,114	(187,171)	(149,057)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	17,483	(2,382)	15,101	1,858	(63,876)	(62,018)

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	16,051	(160,737)	(144,686)	220	(133,797)	(133,577)
TA International Focus Service Class	45,716	(203,319)	(157,603)	144,592	(267,846)	(123,254)
TA Janus Balanced Service Class	$98,894	$(300,631)	$(201,737)	$180,030	$(427,437)	$(247,407)
TA Janus Mid-Cap Growth Service Class	85,069	(467,413)	(382,344)	494,041	(1,258,762)	(764,721)
TA JPMorgan Asset Allocation - Conservative Service Class	73,184	(2,324,902)	(2,251,718)	609,927	(3,162,765)	(2,552,838)
TA JPMorgan Asset Allocation - Moderate Service Class	189,667	(5,717,739)	(5,528,072)	644,562	(7,879,956)	(7,235,394)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	359,250	(15,423,519)	(15,064,269)	971,024	(20,058,898)	(19,087,874)
TA JPMorgan Diversified Equity Allocation Service Class	382,630	(3,037,337)	(2,654,707)	975,309	(4,404,906)	(3,429,597)
TA JPMorgan Enhanced Index Service Class	33,742	(712,702)	(678,960)	201,944	(514,502)	(312,558)
TA JPMorgan International Moderate Growth Service Class	23,689	(835,826)	(812,137)	68,370	(1,002,021)	(933,651)
TA JPMorgan Tactical Allocation Service Class	68,615	(249,071)	(180,456)	203,135	(564,738)	(361,603)
TA Market Participation Strategy Service Class	-	(179,865)	(179,865)	13,321	(91,664)	(78,343)
TA Multi-Managed Balanced Service Class	1,486,649	(3,510,378)	(2,023,729)	2,486,725	(3,672,700)	(1,185,975)
TA Small/Mid Cap Value Service Class	216,904	(1,167,783)	(950,879)	571,453	(1,895,444)	(1,323,991)
TA T. Rowe Price Small Cap Service Class	70,000	(398,396)	(328,396)	337,711	(798,893)	(461,182)
TA WMC US Growth Service Class	213,586	(3,291,178)	(3,077,592)	492,680	(4,175,086)	(3,682,406)

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
AB Balanced Hedged Allocation Class B Shares
12/31/2025	275,163	$2.90	to	$14.32	$ 780,939	1.88%	1.45%	to	2.70%	15.69%	to	14.28%
12/31/2024	293,639	2.51	to	12.53	720,959	1.72	1.45	to	2.70	7.02	to	5.71
12/31/2023	348,261	2.34	to	11.85	799,519	0.89	1.45	to	2.70	11.05	to	9.71
12/31/2022	390,381	2.11	to	10.80	808,436	3.08	1.45	to	2.70	(20.32)	to	(21.29)
12/31/2021	436,748	2.65	to	13.73	1,137,287	0.25	1.45	to	2.70	11.74	to	10.38
Fidelity® VIP Index 500 Service Class 2
12/31/2025	2,068,966	6.54	to	27.21	13,332,224	0.95	1.25	to	2.50	16.03	to	14.62
12/31/2024	1,979,101	5.64	to	23.74	11,031,356	1.06	1.25	to	2.50	23.04	to	21.53
12/31/2023	2,220,288	4.58	to	19.53	10,075,291	1.29	1.25	to	2.50	24.33	to	22.82
12/31/2022	2,173,903	3.69	to	15.90	7,952,131	1.20	1.25	to	2.50	(19.42)	to	(20.41)
12/31/2021	2,254,377	4.58	to	19.98	10,230,806	1.05	1.25	to	2.50	26.68	to	25.13
Franklin Allocation Class 4 Shares
12/31/2025	207,582	3.03	to	13.84	623,925	1.77	1.40	to	2.65	10.97	to	9.62
12/31/2024	243,153	2.73	to	12.63	659,157	1.86	1.40	to	2.65	7.38	to	6.06
12/31/2023	295,489	2.54	to	11.90	746,257	1.31	1.40	to	2.65	13.05	to	11.67
12/31/2022	322,557	2.25	to	10.66	720,927	1.44	1.40	to	2.65	(17.35)	to	(18.35)
12/31/2021	459,622	2.72	to	13.06	1,243,190	1.64	1.40	to	2.65	10.00	to	8.66
ProFund Access VP High Yield
12/31/2025	58,344	2.08	to	10.73	118,747	2.33	1.25	to	2.50	4.93	to	3.65
12/31/2024	117,550	1.98	to	10.35	225,937	5.29	1.25	to	2.50	4.99	to	3.71
12/31/2023	128,856	1.88	to	9.98	236,685	4.90	1.25	to	2.50	9.07	to	7.74
12/31/2022	162,144	1.73	to	9.26	272,802	3.41	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	151,409	1.90	to	10.32	281,052	2.44	1.25	to	2.50	(0.97)	to	(2.17)
ProFund VP Asia 30
12/31/2025	338,106	1.16	to	12.91	385,326	4.57	1.25	to	2.50	22.59	to	21.10
12/31/2024	349,820	0.94	to	10.66	324,887	0.82	1.25	to	2.50	10.18	to	8.82
12/31/2023	317,907	0.86	to	9.80	268,521	0.10	1.25	to	2.50	3.03	to	1.78
12/31/2022	377,997	0.83	to	9.63	310,261	0.51	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	359,202	1.11	to	13.06	395,791	-	1.25	to	2.50	(19.53)	to	(20.51)
ProFund VP Bull
12/31/2025	86,884	3.58	to	23.51	307,842	0.39	1.25	to	2.50	14.14	to	12.75
12/31/2024	89,080	3.13	to	20.85	276,699	0.73	1.25	to	2.50	20.98	to	19.49
12/31/2023	101,913	2.59	to	17.45	261,842	-	1.25	to	2.50	22.22	to	20.73
12/31/2022	187,804	2.12	to	14.45	389,836	-	1.25	to	2.50	(20.73)	to	(21.69)
12/31/2021	204,419	2.67	to	18.45	535,633	-	1.25	to	2.50	24.77	to	23.25
ProFund VP Communication Services
12/31/2025	8,972	1.99	to	15.28	17,495	-	1.25	to	2.50	19.42	to	17.97
12/31/2024	8,815	1.67	to	12.96	14,394	-	1.25	to	2.50	31.00	to	29.39
12/31/2023	18,175	1.27	to	10.01	22,789	0.93	1.25	to	2.50	30.20	to	28.61
12/31/2022	24,232	0.98	to	7.79	23,223	2.03	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	30,329	1.26	to	10.13	37,448	1.13	1.25	to	2.50	16.95	to	15.53
ProFund VP Consumer Discretionary
12/31/2025	76,598	4.40	to	19.69	327,042	-	1.25	to	2.50	4.21	to	2.94
12/31/2024	55,791	4.22	to	19.13	225,628	-	1.25	to	2.50	22.89	to	21.39
12/31/2023	83,533	3.43	to	15.76	272,847	-	1.25	to	2.50	30.43	to	28.85
12/31/2022	89,440	2.63	to	12.23	225,081	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	110,232	3.89	to	18.31	414,798	-	1.25	to	2.50	8.87	to	7.54

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Emerging Markets
12/31/2025	443,830	$1.20	to	$16.14	$ 525,295	1.30%	1.25%	to	2.50%	34.45%	to	32.81%
12/31/2024	639,796	0.89	to	12.16	564,818	1.58	1.25	to	2.50	6.51	to	5.21
12/31/2023	679,908	0.84	to	11.55	564,770	2.07	1.25	to	2.50	13.89	to	12.51
12/31/2022	855,261	0.73	to	10.27	623,531	0.62	1.25	to	2.50	(17.23)	to	(18.23)
12/31/2021	842,905	0.89	to	12.56	743,390	-	1.25	to	2.50	(19.03)	to	(20.01)
ProFund VP Energy
12/31/2025	202,415	1.18	to	11.29	235,399	1.91	1.25	to	2.50	4.55	to	3.28
12/31/2024	370,358	1.13	to	10.93	414,525	2.13	1.25	to	2.50	2.48	to	1.23
12/31/2023	389,600	1.10	to	10.80	425,541	2.40	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	378,008	1.14	to	11.35	428,592	1.07	1.25	to	2.50	57.47	to	55.55
12/31/2021	434,161	0.73	to	7.30	312,097	1.67	1.25	to	2.50	50.06	to	48.23
ProFund VP Europe 30
12/31/2025	116,633	1.42	to	15.82	165,631	2.52	1.25	to	2.50	27.99	to	26.43
12/31/2024	40,501	1.11	to	12.51	44,732	1.92	1.25	to	2.50	3.05	to	1.79
12/31/2023	20,372	1.08	to	12.29	21,692	1.14	1.25	to	2.50	16.02	to	14.61
12/31/2022	21,082	0.93	to	10.72	19,370	1.47	1.25	to	2.50	(8.90)	to	(10.01)
12/31/2021	25,220	1.02	to	11.92	25,459	0.95	1.25	to	2.50	22.99	to	21.49
ProFund VP Falling U.S. Dollar
12/31/2025	407,337	0.54	to	7.61	218,389	2.21	1.25	to	2.50	9.44	to	8.11
12/31/2024	2,596	0.49	to	7.04	1,253	5.89	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2023	2,058	0.52	to	7.60	1,063	-	1.25	to	2.50	1.98	to	0.73
12/31/2022	1,682	0.51	to	7.55	852	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	9,305	0.57	to	8.48	5,241	-	1.25	to	2.50	(9.17)	to	(10.28)
ProFund VP Financials
12/31/2025	94,927	1.96	to	19.41	181,781	0.01	1.25	to	2.50	11.51	to	10.15
12/31/2024	128,288	1.76	to	17.62	220,930	0.28	1.25	to	2.50	26.85	to	25.30
12/31/2023	138,665	1.39	to	14.06	188,130	0.44	1.25	to	2.50	12.48	to	11.12
12/31/2022	206,666	1.23	to	12.66	248,786	0.09	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	276,243	1.47	to	15.29	397,657	0.35	1.25	to	2.50	28.50	to	26.93
ProFund VP Government Money Market
12/31/2025	1,864,029	0.94	to	9.19	1,718,176	3.19	1.25	to	2.50	2.00	to	0.75
12/31/2024	1,891,352	0.92	to	9.12	1,709,361	4.24	1.25	to	2.50	3.00	to	1.74
12/31/2023	4,279,262	0.89	to	8.97	3,792,431	4.07	1.25	to	2.50	2.86	to	1.61
12/31/2022	4,315,172	0.87	to	8.83	3,723,657	1.06	1.25	to	2.50	(0.20)	to	(1.42)
12/31/2021	4,191,435	0.87	to	8.95	3,632,084	0.01	1.25	to	2.50	(1.22)	to	(2.43)
ProFund VP International
12/31/2025	469,257	1.10	to	13.70	510,672	2.88	1.25	to	2.50	26.39	to	24.85
12/31/2024	498,809	0.87	to	10.98	429,669	2.44	1.25	to	2.50	(0.38)	to	(1.60)
12/31/2023	273,828	0.87	to	11.15	235,610	-	1.25	to	2.50	14.13	to	12.74
12/31/2022	537,744	0.76	to	9.89	403,250	-	1.25	to	2.50	(17.48)	to	(18.48)
12/31/2021	479,474	0.92	to	12.14	436,408	-	1.25	to	2.50	7.48	to	6.17
ProFund VP Japan
12/31/2025	102,596	2.12	to	22.75	217,823	10.04	1.25	to	2.50	29.08	to	27.51
12/31/2024	11,952	1.64	to	17.84	19,580	2.08	1.25	to	2.50	20.70	to	19.22
12/31/2023	11,956	1.36	to	14.97	16,231	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	80,804	1.03	to	11.40	81,490	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	12,753	1.15	to	12.98	14,651	-	1.25	to	2.50	2.61	to	1.36
ProFund VP Materials
12/31/2025	103,839	1.93	to	14.83	197,090	0.21	1.25	to	2.50	6.72	to	5.42
12/31/2024	159,182	1.81	to	14.06	284,115	0.41	1.25	to	2.50	(2.77)	to	(3.96)
12/31/2023	169,789	1.86	to	14.64	311,707	0.47	1.25	to	2.50	10.99	to	9.64
12/31/2022	171,660	1.67	to	13.36	284,014	0.18	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	191,905	1.86	to	15.07	353,691	0.29	1.25	to	2.50	24.08	to	22.57

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Mid-Cap
12/31/2025	22,481	$2.60	to	$14.62	$ 56,599	4.10%	1.25%	to	2.50%	3.49%	to	2.22%
12/31/2024	35,698	2.51	to	14.30	87,220	2.41	1.25	to	2.50	9.76	to	8.41
12/31/2023	108,626	2.29	to	13.19	245,369	-	1.25	to	2.50	12.43	to	11.06
12/31/2022	222,796	2.04	to	11.88	444,242	-	1.25	to	2.50	(15.96)	to	(16.99)
12/31/2021	279,343	2.42	to	14.31	664,585	-	1.25	to	2.50	20.70	to	19.23
ProFund VP NASDAQ-100
12/31/2025	136,627	8.62	to	36.92	1,148,557	0.41	1.25	to	2.50	17.16	to	15.73
12/31/2024	156,452	7.36	to	31.91	1,124,696	0.38	1.25	to	2.50	21.90	to	20.40
12/31/2023	175,479	6.04	to	26.50	1,039,272	-	1.25	to	2.50	50.30	to	48.48
12/31/2022	173,789	4.02	to	17.85	685,269	-	1.25	to	2.50	(34.73)	to	(35.52)
12/31/2021	226,563	6.15	to	27.68	1,370,651	-	1.25	to	2.50	23.26	to	21.76
ProFund VP Pharmaceuticals
12/31/2025	106,037	2.72	to	13.80	281,829	0.21	1.25	to	2.50	27.75	to	26.19
12/31/2024	64,142	2.13	to	10.93	132,307	-	1.25	to	2.50	2.12	to	0.87
12/31/2023	112,440	2.08	to	10.84	226,282	0.54	1.25	to	2.50	(6.66)	to	(7.79)
12/31/2022	124,869	2.23	to	11.75	270,104	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	143,553	2.41	to	12.83	336,595	0.27	1.25	to	2.50	9.83	to	8.49
ProFund VP Precious Metals
12/31/2025	303,437	1.45	to	27.86	434,668	2.32	1.25	to	2.50	147.24	to	144.23
12/31/2024	467,292	0.59	to	11.41	270,386	3.26	1.25	to	2.50	5.26	to	3.96
12/31/2023	504,343	0.56	to	10.97	277,157	-	1.25	to	2.50	0.23	to	(0.99)
12/31/2022	473,671	0.56	to	11.08	260,400	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	495,382	0.63	to	12.76	309,341	-	1.25	to	2.50	(10.06)	to	(11.16)
ProFund VP Short Emerging Markets
12/31/2025	54,164	0.10	to	2.62	5,306	5.39	1.25	to	2.50	(27.07)	to	(27.95)
12/31/2024	54,662	0.14	to	3.64	7,356	5.53	1.25	to	2.50	(5.83)	to	(6.99)
12/31/2023	49,538	0.15	to	3.92	7,074	0.21	1.25	to	2.50	(12.86)	to	(13.92)
12/31/2022	158,899	0.17	to	4.55	26,512	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	209,945	0.16	to	4.37	33,172	-	1.25	to	2.50	8.60	to	7.27
ProFund VP Short International
12/31/2025	33,741	0.17	to	3.67	5,688	0.83	1.25	to	2.50	(21.79)	to	(22.75)
12/31/2024	34,552	0.22	to	4.75	7,462	3.49	1.25	to	2.50	2.21	to	0.96
12/31/2023	32,811	0.22	to	4.71	6,933	1.83	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2022	33,710	0.25	to	5.38	8,055	-	1.25	to	2.50	11.06	to	9.72
12/31/2021	69,832	0.22	to	4.90	15,026	-	1.25	to	2.50	(14.47)	to	(15.51)
ProFund VP Short NASDAQ-100
12/31/2025	360,090	0.03	to	1.17	8,507	6.16	1.25	to	2.50	(16.81)	to	(17.86)
12/31/2024	239,220	0.03	to	1.43	6,970	9.05	1.25	to	2.50	(17.26)	to	(18.26)
12/31/2023	77,209	0.04	to	1.75	2,750	-	1.25	to	2.50	(33.24)	to	(34.05)
12/31/2022	2,724,530	0.05	to	2.65	148,999	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	2,801,492	0.04	to	2.01	114,767	-	1.25	to	2.50	(26.05)	to	(26.96)
ProFund VP Short Small-Cap
12/31/2025	69,435	0.07	to	2.99	4,541	3.60	1.25	to	2.50	(11.19)	to	(12.28)
12/31/2024	79,734	0.08	to	3.41	5,897	5.35	1.25	to	2.50	(7.66)	to	(8.80)
12/31/2023	77,011	0.08	to	3.74	6,173	0.30	1.25	to	2.50	(11.97)	to	(13.04)
12/31/2022	212,575	0.09	to	4.30	19,579	-	1.25	to	2.50	16.37	to	14.95
12/31/2021	210,171	0.08	to	3.74	16,648	-	1.25	to	2.50	(20.04)	to	(21.03)
ProFund VP Small-Cap
12/31/2025	58,528	2.19	to	13.65	128,320	0.74	1.25	to	2.50	9.50	to	8.16
12/31/2024	45,200	2.00	to	12.62	89,887	1.35	1.25	to	2.50	8.10	to	6.77
12/31/2023	44,924	1.85	to	11.82	82,616	-	1.25	to	2.50	13.49	to	12.11
12/31/2022	170,379	1.63	to	10.54	272,432	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	182,539	2.12	to	13.82	378,656	-	1.25	to	2.50	11.49	to	10.13

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Small-Cap Value
12/31/2025	76,849	$2.36	to	$12.86	$ 179,124	0.28%	1.25%	to	2.50%	3.70%	to	2.44%
12/31/2024	78,418	2.27	to	12.56	175,959	0.34	1.25	to	2.50	4.56	to	3.28
12/31/2023	152,868	2.18	to	12.16	328,423	0.02	1.25	to	2.50	11.54	to	10.19
12/31/2022	118,708	1.95	to	11.03	229,772	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	143,171	2.25	to	12.91	319,546	0.09	1.25	to	2.50	26.97	to	25.42
ProFund VP U.S. Government Plus
12/31/2025	23,471	1.02	to	5.63	23,360	2.97	1.25	to	2.50	(0.07)	to	(1.29)
12/31/2024	24,011	1.02	to	5.71	23,931	3.37	1.25	to	2.50	(13.91)	to	(14.97)
12/31/2023	28,321	1.19	to	6.71	32,860	4.21	1.25	to	2.50	(1.19)	to	(2.39)
12/31/2022	54,507	1.20	to	6.88	64,556	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	73,055	2.09	to	12.09	150,178	-	1.25	to	2.50	(8.23)	to	(9.35)
ProFund VP UltraSmall-Cap
12/31/2025	37,628	2.09	to	12.77	77,825	1.06	1.25	to	2.50	11.54	to	10.18
12/31/2024	45,435	1.87	to	11.59	83,854	0.76	1.25	to	2.50	9.32	to	7.98
12/31/2023	41,826	1.71	to	10.73	70,630	-	1.25	to	2.50	20.92	to	19.45
12/31/2022	58,661	1.42	to	8.99	81,449	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	84,177	2.55	to	16.36	211,035	-	1.25	to	2.50	21.78	to	20.30
ProFund VP Utilities
12/31/2025	57,095	2.51	to	15.89	141,126	1.26	1.25	to	2.50	12.57	to	11.20
12/31/2024	110,373	2.23	to	14.29	244,052	1.60	1.25	to	2.50	19.77	to	18.30
12/31/2023	113,679	1.86	to	12.08	209,794	1.42	1.25	to	2.50	(9.72)	to	(10.82)
12/31/2022	141,440	2.06	to	13.54	289,956	0.95	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	174,007	2.09	to	13.91	361,010	1.52	1.25	to	2.50	13.98	to	12.59
TA Aegon Bond Service Class
12/31/2025	2,359,649	1.51	to	9.37	3,478,982	6.20	1.25	to	2.50	5.46	to	4.18
12/31/2024	2,603,298	1.43	to	8.99	3,641,604	3.98	1.25	to	2.50	0.61	to	(0.62)
12/31/2023	2,881,230	1.42	to	9.05	4,007,666	0.62	1.25	to	2.50	4.88	to	3.60
12/31/2022	3,320,410	1.36	to	8.73	4,402,224	2.30	1.25	to	2.50	(16.13)	to	(17.15)
12/31/2021	4,209,089	1.62	to	10.54	6,671,755	1.25	1.25	to	2.50	(2.29)	to	(3.48)
TA Aegon Core Bond Service Class
12/31/2025	1,676,648	1.53	to	9.41	2,459,105	2.13	1.25	to	2.50	5.41	to	4.13
12/31/2024	1,702,894	1.46	to	9.04	2,378,251	4.86	1.25	to	2.50	(0.08)	to	(1.31)
12/31/2023	1,940,265	1.46	to	9.16	2,717,932	2.15	1.25	to	2.50	4.48	to	3.21
12/31/2022	2,084,004	1.39	to	8.88	2,790,657	2.35	1.25	to	2.50	(14.07)	to	(15.11)
12/31/2021	2,185,380	1.62	to	10.46	3,425,678	2.36	1.25	to	2.50	(2.49)	to	(3.67)
TA Aegon High Yield Bond Service Class
12/31/2025	246,404	2.57	to	11.98	608,503	6.28	1.25	to	2.50	6.93	to	5.63
12/31/2024	282,039	2.40	to	11.35	652,392	4.41	1.25	to	2.50	5.82	to	4.52
12/31/2023	374,940	2.27	to	10.86	820,913	4.12	1.25	to	2.50	9.50	to	8.17
12/31/2022	476,424	2.07	to	10.04	955,072	5.16	1.25	to	2.50	(12.55)	to	(13.61)
12/31/2021	637,736	2.37	to	11.62	1,469,381	5.10	1.25	to	2.50	4.94	to	3.66
TA Aegon Sustainable Equity Income Service Class
12/31/2025	1,637,730	3.26	to	13.61	5,193,780	1.44	1.25	to	2.50	9.62	to	8.28
12/31/2024	1,805,226	2.97	to	12.57	5,225,554	1.83	1.25	to	2.50	15.15	to	13.74
12/31/2023	1,961,523	2.58	to	11.05	4,937,590	1.92	1.25	to	2.50	4.70	to	3.43
12/31/2022	2,237,302	2.47	to	10.68	5,379,337	1.82	1.25	to	2.50	(12.93)	to	(13.99)
12/31/2021	2,603,142	2.83	to	12.42	7,209,147	1.86	1.25	to	2.50	20.61	to	19.14
TA Aegon U.S. Government Securities Service Class
12/31/2025	2,829,159	1.26	to	8.78	3,479,000	3.27	1.25	to	2.50	4.26	to	2.99
12/31/2024	3,770,547	1.21	to	8.52	4,448,574	3.00	1.25	to	2.50	(1.08)	to	(2.30)
12/31/2023	6,586,298	1.22	to	8.72	7,844,625	1.38	1.25	to	2.50	2.41	to	1.16
12/31/2022	8,373,693	1.20	to	8.62	9,753,628	0.92	1.25	to	2.50	(14.36)	to	(15.41)
12/31/2021	3,113,918	1.40	to	10.19	4,268,511	1.54	1.25	to	2.50	(3.74)	to	(4.91)

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA BlackRock Government Money Market Service Class
12/31/2025	2,568,702	$1.04	to	$9.51	$ 2,606,794	3.77%	1.25%	to	2.50%	2.52%	to	1.27%
12/31/2024	3,721,955	1.02	to	9.39	3,709,286	4.68	1.25	to	2.50	3.48	to	2.21
12/31/2023	3,850,098	0.98	to	9.19	3,703,863	4.56	1.25	to	2.50	3.37	to	2.12
12/31/2022	4,234,535	0.95	to	8.99	3,945,088	1.33	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	4,502,067	0.95	to	9.09	4,193,246	-	1.25	to	2.50	(1.23)	to	(2.44)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2025	260,245	1.47	to	11.65	379,899	2.54	1.25	to	2.50	7.31	to	6.00
12/31/2024	277,127	1.37	to	10.99	377,174	2.25	1.25	to	2.50	5.15	to	3.86
12/31/2023	334,470	1.30	to	10.58	433,449	1.22	1.25	to	2.50	8.60	to	7.28
12/31/2022	671,836	1.20	to	9.87	794,788	1.45	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	585,128	1.43	to	11.94	827,387	1.02	1.25	to	2.50	4.44	to	3.16
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2025	305,844	1.51	to	12.24	453,822	2.19	1.25	to	2.50	8.14	to	6.83
12/31/2024	321,324	1.40	to	11.46	441,385	1.87	1.25	to	2.50	7.71	to	6.39
12/31/2023	283,940	1.30	to	10.77	363,429	1.49	1.25	to	2.50	11.97	to	10.61
12/31/2022	297,136	1.16	to	9.74	339,962	1.17	1.25	to	2.50	(18.16)	to	(19.16)
12/31/2021	430,594	1.41	to	12.04	603,493	0.85	1.25	to	2.50	6.99	to	5.69
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2025	226,143	1.68	to	12.57	373,755	1.79	1.25	to	2.50	9.27	to	7.94
12/31/2024	301,686	1.54	to	11.65	457,234	1.56	1.25	to	2.50	11.11	to	9.75
12/31/2023	371,351	1.38	to	10.61	505,792	1.24	1.25	to	2.50	16.17	to	14.76
12/31/2022	478,619	1.19	to	9.25	560,212	1.26	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	581,996	1.47	to	11.60	846,079	0.56	1.25	to	2.50	6.29	to	5.00
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2025	141,996	1.51	to	12.08	207,889	2.33	1.25	to	2.50	8.07	to	6.75
12/31/2024	150,803	1.39	to	11.31	205,061	1.62	1.25	to	2.50	7.40	to	6.09
12/31/2023	108,810	1.30	to	10.67	136,533	1.41	1.25	to	2.50	11.27	to	9.92
12/31/2022	112,760	1.17	to	9.70	127,521	1.18	1.25	to	2.50	(16.93)	to	(17.94)
12/31/2021	126,407	1.40	to	11.82	173,084	0.56	1.25	to	2.50	7.82	to	6.51
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2025	45,209	1.75	to	13.55	77,352	1.96	1.25	to	2.50	8.99	to	7.66
12/31/2024	48,906	1.61	to	12.58	76,912	1.64	1.25	to	2.50	11.12	to	9.75
12/31/2023	52,339	1.45	to	11.47	74,196	1.29	1.25	to	2.50	15.83	to	14.43
12/31/2022	55,759	1.25	to	10.02	68,342	1.14	1.25	to	2.50	(17.94)	to	(18.94)
12/31/2021	59,255	1.52	to	12.36	88,650	0.29	1.25	to	2.50	13.00	to	11.62
TA BlackRock iShares Edge 40 Service Class
12/31/2025	171,020	1.93	to	12.29	318,380	2.76	1.25	to	2.50	10.05	to	8.71
12/31/2024	190,972	1.75	to	11.31	323,993	2.47	1.25	to	2.50	5.15	to	3.87
12/31/2023	198,104	1.66	to	10.89	320,062	2.00	1.25	to	2.50	7.73	to	6.41
12/31/2022	217,438	1.54	to	10.23	326,905	1.58	1.25	to	2.50	(15.49)	to	(16.52)
12/31/2021	251,097	1.83	to	12.25	448,000	1.50	1.25	to	2.50	4.47	to	3.20
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2025	263,574	1.54	to	12.56	397,491	3.31	1.25	to	2.50	11.61	to	10.25
12/31/2024	260,781	1.38	to	11.40	351,831	3.62	1.25	to	2.50	7.34	to	6.02
12/31/2023	284,095	1.29	to	10.75	357,039	0.98	1.25	to	2.50	9.29	to	7.96
12/31/2022	220,051	1.18	to	9.96	251,668	0.55	1.25	to	2.50	(20.65)	to	(21.61)
12/31/2021	243,541	1.48	to	12.70	351,548	-	1.25	to	2.50	5.08	to	3.80
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2025	200,823	1.37	to	11.70	268,366	3.38	1.25	to	2.50	9.29	to	7.96
12/31/2024	204,989	1.25	to	10.84	251,024	3.83	1.25	to	2.50	4.90	to	3.61
12/31/2023	205,021	1.19	to	10.46	239,246	1.13	1.25	to	2.50	5.92	to	4.63
12/31/2022	194,008	1.13	to	10.00	213,283	1.09	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	237,790	1.38	to	12.39	321,626	0.92	1.25	to	2.50	2.92	to	1.67

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA BlackRock iShares Tactical - Growth Service Class
12/31/2025	200,113	$1.72	to	$14.69	$ 334,545	3.01%	1.25%	to	2.50%	14.15%	to	12.76%
12/31/2024	216,902	1.51	to	13.03	318,206	3.59	1.25	to	2.50	10.27	to	8.92
12/31/2023	230,397	1.37	to	11.96	306,949	0.87	1.25	to	2.50	12.54	to	11.17
12/31/2022	255,581	1.22	to	10.76	303,026	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	282,904	1.50	to	13.45	415,245	-	1.25	to	2.50	7.86	to	6.55
TA BlackRock Real Estate Securities Service Class
12/31/2025	762,161	2.56	to	11.01	1,917,727	1.43	1.25	to	2.50	7.97	to	6.66
12/31/2024	836,629	2.38	to	10.32	1,947,462	1.71	1.25	to	2.50	(0.23)	to	(1.45)
12/31/2023	941,507	2.38	to	10.48	2,194,494	5.30	1.25	to	2.50	11.75	to	10.39
12/31/2022	1,017,912	2.13	to	9.49	2,124,901	2.89	1.25	to	2.50	(29.27)	to	(30.13)
12/31/2021	1,119,813	3.01	to	13.58	3,309,394	2.19	1.25	to	2.50	24.30	to	22.78
TA BlackRock Tactical Allocation Service Class
12/31/2025	550,286	1.74	to	14.65	946,424	2.07	1.25	to	2.50	10.34	to	9.00
12/31/2024	634,437	1.58	to	13.44	988,899	1.51	1.25	to	2.50	11.09	to	9.73
12/31/2023	746,791	1.42	to	12.25	1,048,308	2.50	1.25	to	2.50	13.47	to	12.09
12/31/2022	765,824	1.25	to	10.93	948,054	3.58	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	940,880	1.52	to	13.37	1,409,175	2.46	1.25	to	2.50	6.31	to	5.01
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2025	175,547	1.87	to	13.28	318,890	2.39	1.25	to	2.50	9.40	to	8.07
12/31/2024	229,648	1.71	to	12.29	383,187	2.25	1.25	to	2.50	7.72	to	6.40
12/31/2023	320,751	1.59	to	11.55	495,741	1.44	1.25	to	2.50	11.81	to	10.45
12/31/2022	379,823	1.42	to	10.46	526,775	1.49	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	418,838	1.68	to	12.50	687,063	1.09	1.25	to	2.50	8.00	to	6.69
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2025	27,882	1.71	to	11.80	46,780	3.04	1.25	to	2.50	8.71	to	7.38
12/31/2024	18,403	1.57	to	10.99	28,303	2.49	1.25	to	2.50	5.37	to	4.08
12/31/2023	58,700	1.49	to	10.56	86,178	1.76	1.25	to	2.50	9.23	to	7.90
12/31/2022	65,468	1.36	to	9.79	88,115	1.59	1.25	to	2.50	(12.91)	to	(13.98)
12/31/2021	99,160	1.57	to	11.38	152,760	1.30	1.25	to	2.50	1.49	to	0.25
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2025	474,634	2.24	to	15.77	1,042,175	1.91	1.25	to	2.50	10.89	to	9.54
12/31/2024	545,083	2.02	to	14.40	1,080,671	1.81	1.25	to	2.50	11.82	to	10.45
12/31/2023	614,404	1.80	to	13.04	1,090,230	1.44	1.25	to	2.50	16.23	to	14.82
12/31/2022	861,999	1.55	to	11.36	1,311,564	1.41	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	1,004,031	1.84	to	13.62	1,810,294	0.89	1.25	to	2.50	12.64	to	11.26
TA International Focus Service Class
12/31/2025	692,715	1.53	to	13.18	1,030,359	1.45	1.25	to	2.50	4.92	to	3.64
12/31/2024	803,642	1.46	to	12.72	1,138,971	2.18	1.25	to	2.50	(2.55)	to	(3.75)
12/31/2023	886,444	1.49	to	13.22	1,296,394	1.77	1.25	to	2.50	10.89	to	9.54
12/31/2022	1,026,119	1.35	to	12.07	1,353,950	2.73	1.25	to	2.50	(21.28)	to	(22.24)
12/31/2021	1,303,065	1.71	to	15.52	2,186,183	1.06	1.25	to	2.50	9.26	to	7.93
TA Janus Balanced Service Class
12/31/2025	621,378	2.62	to	18.52	1,581,710	1.94	1.25	to	2.50	12.06	to	10.70
12/31/2024	704,546	2.33	to	16.73	1,602,245	1.73	1.25	to	2.50	13.43	to	12.04
12/31/2023	819,549	2.06	to	14.93	1,646,907	1.12	1.25	to	2.50	13.60	to	12.22
12/31/2022	917,417	1.81	to	13.31	1,624,518	0.80	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	1,042,748	2.20	to	16.39	2,263,727	1.15	1.25	to	2.50	14.02	to	12.63
TA Janus Mid-Cap Growth Service Class
12/31/2025	735,708	4.86	to	22.59	3,488,003	-	1.25	to	2.50	6.52	to	5.22
12/31/2024	819,806	4.56	to	21.47	3,653,476	-	1.25	to	2.50	12.65	to	11.27
12/31/2023	1,002,894	4.05	to	19.30	3,962,079	-	1.25	to	2.50	15.36	to	13.96
12/31/2022	1,034,652	3.51	to	16.93	3,549,214	-	1.25	to	2.50	(17.96)	to	(18.96)
12/31/2021	1,222,586	4.28	to	20.90	5,110,793	0.10	1.25	to	2.50	15.55	to	14.14

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2025	6,518,778	$1.99	to	$12.00	$ 12,537,241	3.70%	1.25%	to	2.50%	8.99%	to	7.66%
12/31/2024	7,778,574	1.82	to	11.15	13,724,492	1.75	1.25	to	2.50	4.21	to	2.93
12/31/2023	9,237,922	1.75	to	10.83	15,669,957	2.07	1.25	to	2.50	5.51	to	4.23
12/31/2022	9,350,242	1.66	to	10.39	15,114,942	5.32	1.25	to	2.50	(16.65)	to	(17.66)
12/31/2021	10,789,544	1.99	to	12.62	20,944,701	2.16	1.25	to	2.50	4.32	to	3.05
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2025	14,805,739	2.43	to	13.56	34,791,755	3.07	1.25	to	2.50	10.16	to	8.82
12/31/2024	17,282,469	2.21	to	12.46	36,940,754	1.31	1.25	to	2.50	6.36	to	5.06
12/31/2023	20,737,910	2.08	to	11.86	41,758,543	1.81	1.25	to	2.50	7.52	to	6.21
12/31/2022	24,451,351	1.93	to	11.17	45,895,635	5.03	1.25	to	2.50	(17.28)	to	(18.29)
12/31/2021	27,544,701	2.33	to	13.67	62,635,456	1.69	1.25	to	2.50	7.59	to	6.28
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2025	35,649,930	2.95	to	15.79	101,819,599	2.46	1.25	to	2.50	11.45	to	10.09
12/31/2024	41,389,869	2.65	to	14.34	106,238,032	0.96	1.25	to	2.50	9.33	to	7.99
12/31/2023	49,047,465	2.43	to	13.28	115,295,658	1.73	1.25	to	2.50	10.55	to	9.21
12/31/2022	55,808,927	2.19	to	12.16	118,851,492	5.09	1.25	to	2.50	(18.55)	to	(19.54)
12/31/2021	63,399,434	2.69	to	15.11	165,954,444	1.94	1.25	to	2.50	12.30	to	10.93
TA JPMorgan Diversified Equity Allocation Service Class
12/31/2025	9,385,902	3.97	to	20.96	36,122,027	1.24	1.25	to	2.50	17.59	to	16.16
12/31/2024	10,166,025	3.37	to	18.05	33,296,403	1.13	1.25	to	2.50	14.66	to	13.25
12/31/2023	11,252,446	2.94	to	15.93	32,191,783	1.49	1.25	to	2.50	18.53	to	17.09
12/31/2022	11,903,433	2.48	to	13.61	28,781,638	5.64	1.25	to	2.50	(23.69)	to	(24.62)
12/31/2021	13,111,099	3.25	to	18.05	41,607,966	1.48	1.25	to	2.50	17.88	to	16.44
TA JPMorgan Enhanced Index Service Class
12/31/2025	570,827	6.36	to	27.09	3,567,753	0.48	1.25	to	2.50	14.47	to	13.07
12/31/2024	698,418	5.56	to	23.95	3,810,316	0.48	1.25	to	2.50	22.36	to	20.86
12/31/2023	763,535	4.54	to	19.82	3,409,221	0.57	1.25	to	2.50	25.82	to	24.29
12/31/2022	913,850	3.61	to	15.95	3,245,480	0.40	1.25	to	2.50	(19.55)	to	(20.53)
12/31/2021	1,044,551	4.49	to	20.06	4,621,081	0.58	1.25	to	2.50	28.19	to	26.62
TA JPMorgan International Moderate Growth Service Class
12/31/2025	3,277,703	1.56	to	13.41	5,025,886	3.08	1.25	to	2.50	16.21	to	14.80
12/31/2024	3,843,567	1.34	to	11.68	5,077,425	2.09	1.25	to	2.50	0.63	to	(0.61)
12/31/2023	4,539,691	1.34	to	11.75	5,965,145	1.32	1.25	to	2.50	7.36	to	6.06
12/31/2022	5,421,548	1.24	to	11.08	6,642,371	4.69	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2021	6,429,235	1.53	to	13.76	9,664,110	1.29	1.25	to	2.50	7.67	to	6.35
TA JPMorgan Tactical Allocation Service Class
12/31/2025	1,455,941	1.59	to	11.48	2,245,345	2.84	1.25	to	2.50	7.49	to	6.18
12/31/2024	1,578,067	1.48	to	10.81	2,268,877	2.32	1.25	to	2.50	2.79	to	1.53
12/31/2023	1,831,461	1.44	to	10.65	2,564,868	1.53	1.25	to	2.50	7.23	to	5.93
12/31/2022	2,030,962	1.34	to	10.05	2,657,587	1.50	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	2,333,798	1.60	to	12.13	3,646,470	1.49	1.25	to	2.50	3.34	to	2.08
TA Market Participation Strategy Service Class
12/31/2025	83,515	2.21	to	16.77	179,120	1.37	1.25	to	2.50	8.66	to	7.34
12/31/2024	168,320	2.03	to	15.62	333,755	1.61	1.25	to	2.50	13.51	to	12.12
12/31/2023	208,252	1.79	to	13.93	365,295	0.40	1.25	to	2.50	10.18	to	8.84
12/31/2022	233,511	1.62	to	12.80	372,373	0.03	1.25	to	2.50	(16.35)	to	(17.37)
12/31/2021	258,618	1.94	to	15.49	493,832	0.52	1.25	to	2.50	13.04	to	11.66
TA Multi-Managed Balanced Service Class
12/31/2025	4,560,525	4.36	to	18.20	19,346,341	1.94	1.25	to	2.50	11.34	to	9.98
12/31/2024	5,059,296	3.91	to	16.55	19,291,024	1.74	1.25	to	2.50	13.22	to	11.83
12/31/2023	5,377,115	3.45	to	14.80	18,117,959	1.34	1.25	to	2.50	16.98	to	15.56
12/31/2022	5,793,115	2.95	to	12.81	16,716,599	0.91	1.25	to	2.50	(17.52)	to	(18.52)
12/31/2021	6,361,577	3.58	to	15.72	22,268,595	0.96	1.25	to	2.50	15.35	to	13.94

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Small/Mid Cap Value Service Class
	12/31/2025	1,841,035	$6.13	to	$16.16	$ 10,975,429	1.04%	1.25%	to	2.50%	8.16%	to	6.84%
	12/31/2024	2,014,885	5.67	to	15.13	11,119,071	0.74	1.25	to	2.50	7.22	to	5.90
	12/31/2023	2,265,081	5.29	to	14.29	11,656,967	0.82	1.25	to	2.50	10.77	to	9.42
	12/31/2022	2,475,395	4.78	to	13.06	11,520,876	0.33	1.25	to	2.50	(9.66)	to	(10.76)
	12/31/2021	2,941,303	5.29	to	14.63	15,182,567	0.49	1.25	to	2.50	26.24	to	24.70
TA T. Rowe Price Small Cap Service Class
	12/31/2025	395,054	5.72	to	18.63	2,182,905	-	1.25	to	2.50	8.58	to	7.25
	12/31/2024	458,928	5.27	to	17.37	2,341,124	-	1.25	to	2.50	11.21	to	9.85
	12/31/2023	542,932	4.74	to	15.81	2,506,000	-	1.25	to	2.50	19.39	to	17.94
	12/31/2022	641,449	3.97	to	13.41	2,479,483	-	1.25	to	2.50	(23.55)	to	(24.48)
	12/31/2021	778,077	5.19	to	17.75	3,939,408	-	1.25	to	2.50	9.71	to	8.37
TA WMC US Growth Service Class
	12/31/2025	2,993,852	7.86	to	34.26	22,751,487	-	1.25	to	2.50	16.02	to	14.61
	12/31/2024	3,438,313	6.78	to	29.89	22,529,834	-	1.25	to	2.50	27.10	to	25.54
	12/31/2023	4,072,213	5.33	to	23.81	20,990,630	-	1.25	to	2.50	39.98	to	38.28
	12/31/2022	3,641,072	3.81	to	17.22	13,410,845	-	1.25	to	2.50	(32.36)	to	(33.18)
	12/31/2021	4,062,431	5.63	to	25.77	22,175,158	-	1.25	to	2.50	18.89	to	17.44

(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:
Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.
No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA U
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.
The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.